      As filed with the Securities and Exchange Commission on July 21, 2000

                                            Securities Act Registration No. 333-
                                            Investment Company Act File No. 811-

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. __

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. __

                          State Farm Mutual Fund Trust

     ----------------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

       One State Farm Plaza, Bloomington, Illinois                 61710-0001

  -------------------------------------------------------        --------------
        (Address of Principal Executive Offices)                   (Zip Code)

    Registrant's Telephone Number, including Area Code           (309) 766-2029


                                                 Janet D. Olsen or Alan Goldberg
                                                 Bell Boyd & Lloyd LLC
Roger S. Joslin                                  Three First National Plaza
One State Farm Plaza                             70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001                 Chicago, Illinois 60602


--------------------------------------------------------------------------------
                   (Names and addresses of agents for service)

                                 ------------------


Approximate Date of Proposed Public Offering: As soon as possible after the effectiveness of the Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED _____________, 2000

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALES OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
================================================================================



PROSPECTUS

================================================================================


                          STATE FARM MUTUAL FUND TRUST
================================================================================


[DECEMBER 1, 2000]

         STATE FARM LARGE CAP EQUITIES FUND

         STATE FARM SMALL CAP EQUITIES FUND

         STATE FARM INTERNATIONAL EQUITIES FUND

         STATE FARM INDEX 500 FUND

         STATE FARM SMALL CAP INDEX FUND

         STATE FARM INTERNATIONAL INDEX FUND

         STATE FARM EQUITY AND BOND FUND

         STATE FARM BOND FUND

         STATE FARM TAX-ADVANTAGED BOND FUND

         STATE FARM MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
INTRODUCTION..................................................................1
FUNDS AT A GLANCE.............................................................3
     STATE FARM LARGE CAP EQUITIES FUND.......................................3
     STATE FARM SMALL CAP EQUITIES FUND.......................................5
     STATE FARM INTERNATIONAL EQUITIES FUND...................................7
     STATE FARM INDEX 500 FUND................................................8
     STATE FARM SMALL CAP INDEX FUND.........................................10
     STATE FARM INTERNATIONAL INDEX FUND.....................................12
     STATE FARM EQUITY AND BOND FUND.........................................14
     STATE FARM BOND FUND....................................................16
     STATE FARM TAX-ADVANTAGED BOND FUND.....................................18
     STATE FARM MONEY MARKET FUND............................................20
EXPENSE INFORMATION..........................................................22
ANNUAL INVESTMENT RETURNS....................................................24
HOW THE FUNDS INVEST.........................................................25
     GENERAL POLICIES APPLICABLE TO ALL FUNDS................................25
     FUND SUMMARIES..........................................................25
     OTHER RISKS OF INVESTING IN THE FUNDS...................................30
MANAGING THE INVESTMENTS OF THE FUNDS........................................31
SHAREHOLDER INFORMATION......................................................34
     WHAT TYPE OF ACCOUNT WOULD YOU LIKE.....................................34
     MINIMUM INVESTMENTS.....................................................35
     FLEXIBLE SALES CHARGE OPTIONS...........................................35
     CALCULATING NET ASSET VALUE.............................................39
     HOW TO BUY SHARES.......................................................40
     HOW TO EXCHANGE SHARES..................................................42
     HOW TO REDEEM FUND SHARES...............................................43
DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................45
SHARED DELIVERY..............................................................47
APPENDIX A...................................................................48
APPENDIX B...................................................................54
ADDITIONAL INFORMATION ABOUT THE FUNDS.......................................56

INTRODUCTION
--------------------------------------------------------------------------------

     The State Farm Mutual Fund Trust (the "Trust") has ten separate Funds, each of which is a separate investment portfolio with its own investment objective, investment policies, restrictions, and risks. State Farm Investment Management Corp. (the "Manager") is the investment adviser to each Fund, other than State Farm Index 500 Fund, State Farm Small Cap Index Fund, and State Farm International Index Fund (the "Equity Index Funds"). Each Equity Index Fund invests all of its assets into a separate series of an unaffiliated mutual fund called Master Investment Portfolio ("MIP"). Barclays Global Fund Advisors ("Barclays") serves as the investment adviser to MIP, each series of which is referred to in this prospectus as a "Master Portfolio." This prospectus describes each Fund -- please read it and retain it for future reference.

     The Funds offer investment opportunities to a wide range of investors, from investors with short-term goals, who wish to take little investment risk, to investors with long-term goals willing to bear the risks of the stock and bond markets for potentially greater rewards.

     To provide you with flexibility, each Fund has adopted a purchase program that offers you two alternative ways to purchase shares, Class A or Class B, each with a different combination of sales charges, ongoing fees, eligibility requirements and other features. This program is designed to permit you to choose the method of purchasing shares that you believe is most beneficial given the amount of your investment, the length of time you expect to hold your investment and other relevant circumstances.

                               RISK/RETURN SUMMARY

The risk/return summary below is intended to help you compare the Funds against each other and against other mutual funds. It does not indicate the future volatility or performance of any of the Funds.


[GRAPHIC]

                               ------------------
                                  Stock Funds
                               ------------------
                                 Balanced Funds
       POTENTIAL RETURN        ------------------        POTENTIAL RISK
                                   Bond Funds
                               ------------------
                               Money Market Funds
                               ------------------

            STOCK FUNDS                 BALANCED FUNDS              BOND FUNDS                MONEY MARKET FUND
State Farm Large Cap Equities Fund  State Farm Equity and      State Farm Bond Fund     State Farm Money Market Fund
State Farm Small Cap Equities Fund        Bond Fund          State Farm Tax-advantaged
 State Farm International Equities                                   Bond Fund
               Fund
     State Farm Index 500 Fund
  State Farm Small Cap Index Fund
State Farm International Index Fund

                            ALL RISK IS NOT THE SAME.

Different types of mutual funds (for example, stock funds compared to bond funds) are subject to different types of risk. Each Fund, to varying degrees, is subject to several types of risk, including the following:

CREDIT RISK -- The risk that the issuer of a security, or a party to a contract, will default or otherwise not honor a financial obligation.

INTEREST RATE RISK -- The risk of a decline in market value of an interest-bearing instrument due to changes in interest rates. For example, a rise in interest rates typically will cause the value of a fixed rate security to fall. On the other hand, a decrease in interest rates will cause the value of a fixed rate security to increase. Another risk associated with interest rate changes is call risk. Call risk is the risk that, during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

INCOME RISK - The risk that the income from a Fund's investments will decline because of falling market interest rates. This risk is related to interest rate risk.

LIQUIDITY RISK -- The risk that a security or other investment may be difficult to sell at the time the Fund would like to sell, and at the value the Fund has placed on those securities.

MANAGEMENT RISK -- The risk that a strategy used by a Fund's investment adviser may fail to produce the desired result. This risk is common to all mutual funds.

MARKET RISK -- The risk that the market value of a security may increase or decrease, sometimes rapidly and unpredictably. This risk is common to all stocks and bonds and the mutual funds that invest in them.

VALUATION RISK -- The risk that a Fund has valued certain securities at a higher price than it can sell them for. This risk is common where the security is from a relatively new issuer with little or no previous market history and a mutual fund's management is called upon to assign a value to the security.

FOREIGN INVESTING RISK - The risk associated with investing in countries other than the U.S., including changes in exchange rates, different securities laws and political issues of foreign countries.

INFLATION RISK - The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets, and the value of its distributions, can decline.

INDEXING RISK. There is no guarantee that an Equity Index Fund will be able to track the performance of its benchmark index. Even when stock prices are falling, an Equity Index Fund will stay fully invested and may decline more than its benchmark index.

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

This section discusses each Fund's investment objectives, strategies and risks. Each Fund summary also describes who should consider investing in the Fund in the "Investor Profile" section. Please refer to the detailed description of the Funds' policies in "How the Funds Invest" (beginning on p. ___) for those Funds you wish to purchase.

STATE FARM LARGE CAP EQUITIES FUND

INVESTMENT OBJECTIVE -- The State Farm Large Cap Equities Fund (the "Large Cap Equities Fund") seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT
OBJECTIVE?

The Large Cap Equities Fund invests most of its assets in common stocks and other equity securities of larger U.S. companies. The Manager chooses stocks for the Fund's portfolio for their long-term potential to generate capital gains.

In making investment decisions on specific securities, the Manager analyzes long-term industry conditions, management capabilities, and financial solvency.

The Manager may sell securities the Fund holds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Fund may invest up to 25% of its assets in securities of foreign companies.

INVESTOR PROFILE

Who should consider investing in the Large Cap Equities Fund?

YOU MAY WANT TO INVEST IN THE LARGE CAP EQUITIES FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based large cap stock mutual fund

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future


YOU MAY NOT WANT TO INVEST IN THE LARGE CAP EQUITIES FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

--------------------------------------------------------------------------------

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                                                             -------------
                                                               Large Cap
                                                             Equities Fund
                                                             -------------

--------------------------------------------------------------------------------

- MARKET RISK. The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economical instability presents risks, as does the fluctuation in currency exchange rates.

- MANAGEMENT RISK. The Manager's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

          AN INVESTMENT IN THE LARGE CAP EQUITIES FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM SMALL CAP EQUITIES FUND

INVESTMENT OBJECTIVE -- The State Farm Small Cap Equities Fund (the "Small Cap Equities Fund") seeks long-term growth of capital.

INVESTMENT SUB-ADVISER - Capital Guardian Trust Company ("CGTC").

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Small Cap Equities Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which Small Cap Equities Fund invests typically have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases the securities.

The Fund invests in securities that CGTC thinks are undervalued and represent good long-term investment opportunities. CGTC may sell securities when it believes they no longer represent good long-term value.

The Fund may invest up to 25% of its assets in securities of foreign companies.

INVESTOR PROFILE

Who should consider investing in the Small Cap Equities Fund?

YOU MAY WANT TO INVEST IN THE SMALL CAP EQUITIES FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based small cap stock mutual fund

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future


YOU MAY NOT WANT TO INVEST IN THE SMALL CAP EQUITIES FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

--------------------------------------------------------------------------------

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                                                             -------------
                                                               Small Cap
                                                             Equities Fund
                                                             -------------

--------------------------------------------------------------------------------

- MARKET RISK. The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- SMALLER COMPANY SIZE. The Small Cap Equities Fund invests a large portion of its assets in smaller capitalization companies. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund's investments may not be actively traded, which increases the risk that CGTC may have difficulty selling securities the Fund holds.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economical instability presents risks, as does the fluctuation in currency exchange rates.

- MANAGEMENT RISK. CGTC's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of small cap stock funds.

          AN INVESTMENT IN THE SMALL CAP EQUITIES FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM INTERNATIONAL EQUITIES FUND

INVESTMENT OBJECTIVE --The State Farm International Equities Fund (the "International Equities Fund") seeks long-term growth of capital.

INVESTMENT SUB-ADVISER  -- Capital Guardian Trust Company ("CGTC")

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The International Equities Fund invests its assets primarily in common stocks of companies located in Europe or the Pacific Basin. The Fund may also invest in companies located in emerging markets. There is no restriction on the size of the companies in which the Fund invests.

The Fund invests in securities that CGTC thinks are undervalued and represent good long-term investment opportunities. CGTC may sell securities when it believes they no longer represent good long-term value.

INVESTOR PROFILE

Who should consider investing in the International Equities Fund?

YOU MAY WANT TO INVEST IN THE INTERNATIONAL EQUITIES FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in an international stock mutual fund

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN THE INTERNATIONAL EQUITIES FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

- are uncomfortable investing in companies that are not located in the United States

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

-------------------------------------------------------------------------------

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                                                             -------------
                                                             International
                                                             Equities Fund
                                                             -------------

--------------------------------------------------------------------------------

- MARKET RISK. The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock price.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economical instability presents risks, as does the fluctuation in currency exchange rates.

- MANAGEMENT RISK. CGTC's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

          AN INVESTMENT IN THE INTERNATIONAL EQUITIES FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM INDEX 500 FUND

INVESTMENT OBJECTIVE -- The State Farm Index 500 Fund (the "Index 500 Fund") seeks to replicate as closely as practicable, before fees and expenses, the performance of the Standard & Poor's 500 composite stock price index (the "S&P 500 Index")-Registered Trademark-*

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVES?

The Index 500 Fund invests all of its assets in a separate series of MIP, called the S&P 500 Index Master Portfolio, which holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the Index 500 Fund have substantially similar investment objectives. Barclays Global Fund Advisors ("Barclays") is the investment adviser to the S&P 500 Index Master Portfolio.

The S&P 500 Index is a widely used measure of large U.S.-company stock performance. It consists of the common stocks of 500 major corporations selected according to:

-    their size

-    the frequency and ease by which their stocks trade

-    the range and diversity of the American economy.

The S&P 500 Index Master Portfolio pursues its investment objective by:

-    investing in all of the securities that make up the S&P 500 Index

- investing in these securities in proportions that match the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Index Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index and will at all times invest a substantial portion of its total assets in such stocks.

INVESTOR PROFILE

Who should consider investing in the Index 500 Fund?

YOU MAY WANT TO INVEST IN THE INDEX 500 FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

-    want to invest in stocks, but with an indexing approach

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN THE INDEX 500 FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

--------------------------------------------------------------------------------

--------------------
* "Standard & Poor's," "S&P," "S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. that the Index 500 Fund has licensed for use. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representations regarding the advisability of investing in the Index 500 Fund. For more information regarding the S&P 500 Index, see the Trust's Statement of Additional Information.

RISKS
THE MAIN RISKS OF INVESTING IN THE INDEX 500 FUND ARE THE SAME AS THE MAIN RISKS OF INVESTING IN S&P 500 INDEX MASTER PORTFOLIO. WHAT ARE THE MAIN RISKS OF INVESTING IN THE S&P 500 INDEX MASTER PORTFOLIO?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                                                             -------------
                                                               Index 500
                                                                  Fund
                                                             -------------

- MARKET RISK. The S&P 500 Index Master Portfolio invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- INDEXING RISK. The S&P 500 Index Master Portfolio attempts to match the performance of the S&P 500, but there is no guarantee that it will be able to do so. The S&P 500 Index Master Portfolio tries to stay fully invested at all times in assets that will help it achieve its investment objective. Even when stock prices are falling, the S&P 500 Index Master Portfolio will stay fully invested and may decline more than its benchmark index. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often do, change.

- MANAGEMENT RISK. Barclays' assessment of companies and their relative weightings held in the S&P 500 Index Master Portfolio may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the S&P 500 Index Master Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

          AN INVESTMENT IN THE INDEX 500 FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM SMALL CAP INDEX FUND

INVESTMENT OBJECTIVE -- The State Farm Small Cap Index Fund (the "Small Cap Index Fund") seeks to match the performance of the Russell 2000 Small Stock Index-Registered Trademark-* (the "Russell 2000 Index") as closely as practicable and before fees and expenses.

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVES?

The Small Cap Index Fund invests all of its assets in a separate series of MIP, called the Small Cap Index Master Portfolio. The Small Cap Index Master Portfolio and the Small Cap Index Fund have substantially similar investment objectives. Barclays is the investment adviser to the Small Cap Index Master Portfolio.

The Small Cap Index Fund and the Small Cap Index Master Portfolio seek to achieve investment performance that is similar to the Russell 2000 Index (the Small Cap Index Fund's target benchmark). The Russell 2000 Index tracks the common stock performance of about 2,000 small U.S. companies.

The Small Cap Index Master Portfolio pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000 Index based upon sampling and modeling techniques.

Under normal operating conditions, the Small Cap Index Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the Russell 2000 Index and will at all times invest a substantial portion of its total assets in such stocks.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Small Cap Index Fund?

YOU MAY WANT TO INVEST IN THE SMALL CAP INDEX FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based small cap stock mutual fund

-    want to invest in stocks, but with an indexing approach

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN THE SMALL CAP INDEX FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

--------------------------------------------------------------------------------

--------------------
* The Russell 2000-Registered Trademark- Index is a trademark/service mark, and Russell(TM) is a trademark, of the Frank Russell Company. The Small Cap Index Fund is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Small Cap Index Fund. For more information regarding the Russell 2000 Index, see the Trust's Statement of Additional Information.

RISKS
THE MAIN RISKS OF INVESTING IN THE SMALL CAP INDEX FUND ARE THE SAME AS THE MAIN RISKS OF INVESTING IN THE SMALL CAP INDEX MASTER PORTFOLIO. WHAT ARE THE MAIN RISKS OF INVESTING IN THE SMALL CAP INDEX MASTER PORTFOLIO?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                                                             -------------
                                                               Small Cap
                                                               Index Fund
                                                             -------------

- MARKET RISK. The Small Cap Index Master Portfolio invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- SMALLER COMPANY SIZE. The Small Cap Index Master Portfolio invests a large portion of its assets in smaller capitalization companies. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Small Cap Index Master Portfolio's investments may not be actively traded, which increases the risk that Barclays may have difficulty selling securities the Small Cap Index Master Portfolio holds.

- INDEXING RISK. The Small Cap Index Master Portfolio attempts to match the performance of the Russell 2000 Index, but there is no guarantee that it will be able to do so. The Small Cap Index Master Portfolio tries to stay fully invested at all times in assets that will help it achieve its investment objective. Even when stock prices are falling, the Small Cap Index Master Portfolio will stay fully invested and may decline more than its benchmark index. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often do, change.

- MANAGEMENT RISK. Barclays' assessment of companies held in the Small Cap Index Master Portfolio may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the Small Cap Index Master Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

          AN INVESTMENT IN THE SMALL CAP INDEX FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE -- The State Farm International Index Fund (the "International Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free ("EAFE-Registered Trademark- Free Index").*

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVES?

The International Index Fund invests all of its assets in a separate series of MIP, called the International Index Master Portfolio. The International Index Master Portfolio and the International Index Fund have substantially similar investment objectives. Barclays is the investment adviser to the International Index Master Portfolio.

The International Index Fund and International Index Master Portfolio seek to achieve investment performance that is similar to the EAFE Free Index (the target benchmark). The EAFE Free Index tracks the common stock (or equivalent) performance of companies in which U.S. investors can invest in Europe, Australia, New Zealand and the Far East. The International Index Master Portfolio selects a representative sample of the securities contained in the EAFE Free Index based upon sampling and modeling techniques.

The International Index Master Portfolio attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that are found in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index. Under normal operating conditions, the International Index Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the International Index Fund?

YOU MAY WANT TO INVEST IN THE INTERNATIONAL INDEX FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based international stock mutual fund

-    want to invest in stocks, but with an indexing approach

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN THE INTERNATIONAL INDEX FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

- are uncomfortable investing in companies that are not located in the United States

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

--------------------------------------------------------------------------------

--------------------
* The EAFE-Registered Trademark- Free Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the International Index Fund. The International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty regarding the advisability of investing in the International Index Fund. For more information regarding the EAFE-Registered Trademark- Free Index, see the Trust's Statement of Additional Information.

RISKS
THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL INDEX FUND ARE THE SAME AS THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL INDEX MASTER PORTFOLIO. WHAT ARE THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL INDEX MASTER PORTFOLIO?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                                                             -------------
                                                             International
                                                              Index Fund
                                                             -------------

- MARKET RISK. The International Index Master Portfolio invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economical instability presents risks as does the fluctuation in currency exchange rates.

- INDEXING RISK. The International Index Master Portfolio attempts to match the performance of the EAFE Free Index, but there is no guarantee that it will be able to do so. The International Index Master Portfolio tries to stay fully invested at all times in assets that will help it achieve its investment objective. Even when stock prices are falling, the International Index Master Portfolio will stay fully invested and may decline more than the Fund's benchmark index. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often do, change.

- MANAGEMENT RISK. Barclays' assessment of companies held in the International Index Master Portfolio may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the International Index Master Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

          AN INVESTMENT IN THE INTERNATIONAL INDEX FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM EQUITY AND BOND FUND

INVESTMENT OBJECTIVE -- The State Farm Equity and Bond Fund (the "Equity and Bond Fund") seeks long-term growth of principal while providing some current income.

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Equity and Bond Fund invests all of its assets in shares of the State Farm Large Cap Equities Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Large Cap Equities Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund. Though the Equity and Bond Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant. Please refer to the descriptions of the investments of the State Farm Large Cap Equities Fund and the State Farm Bond Fund for a discussion of the portfolio securities of these Funds and the risks associated with each.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Equity and Bond Fund?

YOU MAY WANT TO INVEST IN THIS FUND IF YOU ARE SEEKING:

-    long-term growth potential;

-    some current income;

                                       OR

- the convenience of a balanced portfolio of stocks and bonds in a single investment.

YOU MAY NOT WANT TO INVEST IN THE EQUITY AND BOND FUND IF YOU:

-    have a short-term investment horizon

- want the greater growth potential of an investment entirely in equity securities

                                       OR

-    are unwilling to accept share price fluctuations

RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                                           -------------
                                             Equity and
                                              Bond Fund
                                           -------------

- IN GENERAL. Because the Equity and Bond Fund invests all of its assets in the State Farm Large Cap Equities Fund and the State Farm Bond Fund, the risks of investing in the Equity and Bond Fund are the same as investing in those underlying Funds. The Equity and Bond Fund is non-diversified because it invests entirely in shares of the State Farm Large Cap Equities Fund and the State Farm Bond Fund. A non-diversified mutual fund is generally more sensitive to changes in the value of individual investments than a fund that invests in securities from a large number of different issuers. However, both the State Farm Large Cap Equities Fund and the State Farm Bond Fund are diversified.

- MARKET RISK. The Fund invests all of its assets in the State Farm Large Cap Equities Fund and the State Farm Bond Fund. The prices of shares of these underlying funds may fluctuate widely over short or even extended periods in response to company, market, or economic news. The markets in which the underlying funds invest also tend to move in cycles, with periods of rising prices and periods of falling prices.

- FOREIGN INVESTING RISK. The underlying Funds permit investments in foreign securities. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economical instability presents risks, as does the fluctuation in currency exchange rates.

- RISK ASSOCIATED WITH INVESTING IN BONDS. The Equity and Bond Fund may invest up to 75% of its assets in the State Farm Bond Fund. An investment in the State Farm Bond Fund is subject to risks associated with investing in fixed income securities, such as bonds, which include:

     - INTEREST RATE RISK. The risk that the bonds that the State Farm Bond Fund holds may decline in market value due to an increase in interest rates. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the State Farm Bond Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

     - INCOME RISK. The risk that the income from the bonds the State Farm Bond Fund holds will decline due to falling interest rates.

     - CREDIT RISK. The risk that a bond issuer fails to make principal or interest payments when due to the State Farm Bond Fund, or that the credit quality of the issuer falls.

- MANAGEMENT RISK. The Manager's assessment of investments and companies held in the underlying Funds may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of balanced funds.

          AN INVESTMENT IN THE EQUITY AND BOND FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM BOND FUND

INVESTMENT OBJECTIVE -- The State Farm Bond Fund (the "Bond Fund") seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies. Under normal circumstances, the Bond Fund invests at least 80% of its assets in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or S&P have rated the bond in one of their respective four highest rating categories. The Bond Fund emphasizes investment grade bonds and usually maintains an average portfolio duration of less than 7 years. The Bond Fund may invest in the following instruments:

- CORPORATE DEBT SECURITIES: investment grade securities issued by domestic and foreign corporations and to a limited extent (up to 20% of its assets), in lower rated securities;

- U.S. GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

- FOREIGN GOVERNMENT DEBT SECURITIES: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars;

- ASSET BACKED AND MORTGAGE BACKED SECURITIES: investment grade securities backed by mortgages, consumer loans and other assets; or

- OTHER ISSUER DEBT SECURITIES: the Fund may invest up to 20% of its assets in debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Bond Fund?

YOU MAY WANT TO INVEST IN THE BOND FUND IF YOU:

- are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities

-    want to diversify your investments

-    are seeking an income mutual fund for an asset allocation program

                                       OR

-    are retired or nearing retirement

YOU MAY NOT WANT TO INVEST IN THE BOND FUND IF YOU:

-    are investing for maximum return over a long time horizon

-    want the greater growth potential of an investment in equity securities

                                       OR

-    require stability of your principal

--------------------------------------------------------------------------------

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                           -------------
                             Bond Fund
                           -------------

- RISKS ASSOCIATED WITH INVESTING IN BONDS. The Fund invests primarily in investment grade bonds. An investment in the Fund is subject to risks associated with investing in bonds, which include:

     - INTEREST RATE RISK - The risks that the bonds the Fund holds may decline in value due to an increase in interest rates. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

     - INCOME RISK - The risk that the income from the bonds the Fund holds will decline due to falling interest rates.

     - CREDIT RISK - The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer fails.

     - MANAGEMENT RISK. The Manager's assessment of the bonds held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of bond funds.

     - LIQUIDITY RISK - The Manager may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

     AN INVESTMENT IN THE BOND FUND IS NOT A DEPOSIT IN ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM TAX-ADVANTAGED BOND FUND


INVESTMENT OBJECTIVE - The State Farm Tax-advantaged Bond Fund (the "Tax-advantaged Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Tax-advantaged Bond Fund normally invests so that either (1) 80% or more of the Fund's net investment income is exempt from regular federal income tax or
(2) 80% or more of the Fund's net assets is invested in securities that produce income exempt from regular federal income tax.

The Tax-advantaged Bond Fund invests primarily in a diversified selection of municipal bonds with maturities of one to thirty years. A majority of the Fund's investments are in bonds with maturities longer than five years.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Tax-advantaged Bond Fund?

YOU MAY WANT TO INVEST IN THE TAX-ADVANTAGED BOND FUND IF YOU WANT:

     -    regular tax-free dividends

                                       OR

     -    to reduce taxes on your investment income


YOU MAY NOT WANT TO INVEST IN THE TAX-ADVANTAGED BOND FUND IF YOU:

     -    are seeking long term capital growth

     - want the greater growth potential of an investment in equity securities

     -    require stability of your principal

                                       OR

     - if you are investing through an IRA, 401(k) plan or some other kind of tax-deferred account.

--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody's or S&P, meaning that the Fund may invest up to 20% of the Fund's total assets in medium and lower-quality bonds.

The Fund tends to hold most municipal bonds until they mature or are called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates), or increased in anticipation of a bond market rise (resulting from a decline in interest rates), or to meet cash flow needs. The Manager may also sell a bond if its credit risk increases significantly or if market conditions have changed so that more attractive investment opportunities are available.


RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THE TAX-ADVANTAGED BOND FUND?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                           -------------
                           Tax-
                           advantaged
                           Bond Fund
                           -------------

- RISKS ASSOCIATED WITH INVESTING IN BONDS. The Fund usually invests exclusively in municipal bonds. The risks associated with municipal bond investments include:

     - INTEREST RATE RISK - The risk that the municipal bonds the Fund holds may decline in market value due to an increase in interest rates. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

     - INCOME RISK - The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

     - CREDIT RISK - The risk that the issuer of the municipal bond fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls.

- MANAGEMENT RISK. The Manager's assessment of the municipal bonds held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of tax-advantaged bond funds.

- LIQUIDITY RISK - The Manager may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

          AN INVESTMENT IN THE TAX-ADVANTAGED BOND FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM MONEY MARKET FUND

INVESTMENT OBJECTIVE -- The State Farm Money Market Fund (the "Money Market Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

INVESTOR PROFILE

Who should consider investing in the Money Market Fund?

YOU MAY WANT TO INVEST IN THE MONEY MARKET FUND IF YOU:

     -    require stability of principal

     - are seeking an investment for the cash portion of an asset allocation program

     - are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility

                                       OR

     -    consider yourself a saver rather than an investor

YOU MAY NOT WANT TO INVEST IN THE MONEY MARKET FUND IF YOU:

     -    are seeking an investment that is likely to outpace inflation

     -    are investing for retirement or other longer term goals

                                       OR

     -    are investing for growth or maximum current income

--------------------------------------------------------------------------------

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THE MONEY MARKET FUND?

[GRAPHIC]

                Lower               Moderate                    Higher
                ------------------------------------------------------
                                      RISK
                ------------------------------------------------------
                Money          Bond          Balanced           Stock
                Market         Funds           Funds            Funds
                Funds
                ------------------------------------------------------
                --------------
                 Money Market
                    Fund
                --------------

--------------------------------------------------------------------------------

Because of the types of securities that the Money Market Fund invests in and their short-term nature, the level of risk associated with the Money Market Fund is lower than most other types of mutual funds. However, an investment in the Fund involves the following risks:

- INTEREST RATE RISK - As with any investment whose yield reflects current interest rates, the Fund's yield will change over time. The value of the securities the Fund holds may decline in value due to an increase in interest rates.

- INCOME RISK - The risk that the income from the securities the Fund holds will decline in value due to falling interest rates.

- CREDIT RISK - The risk that an issuer, or a party to a repurchase agreement that the Fund has entered into, defaults on its obligations.

- INFLATION RISK - The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

- MANAGEMENT RISK. The Manager's assessment of investments held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. Also, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of money market funds.

          AN INVESTMENT IN THE MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT BY MAINTAINING A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THE FUND MAY NOT SUCCEED AND YOU MAY STILL LOSE MONEY BY INVESTING IN THE FUND.

EXPENSE INFORMATION
--------------------------------------------------------------------------------

The expense tables and the Examples on the following pages are intended to help you understand the direct and indirect costs and expenses that you will bear as an investor in a Fund. Shareholder transaction expenses are charged to your account directly when you buy or sell shares. Fund Operating Expenses are paid out of a Fund's assets and include fees for advisory services, administrative services, distribution services and expenses relating to the maintenance of shareholder accounts.

                        SHAREHOLDER TRANSACTION EXPENSES
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                           Class A         Class B
                                                                           -------         -------
               Maximum sales charge (load) imposed on purchases             [3.0%]          None
               Maximum deferred sales charge (load)                         None            [3.00%]
               Maximum sales charge (load) imposed on
                    Reinvested dividends                                    None            None
               Redemption Fee                                               None            None
               Exchange Fee                                                 None            None


              ESTIMATED FUND ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------
                                                         LARGE CAP                 SMALL CAP            INTERNATIONAL
                                                       EQUITIES FUND             EQUITIES FUND          EQUITIES FUND
------------------------------------------------------------------------------------------------------------------------
                                                    Class A      Class B      Class A      Class B    Class A    Class B
                                                    -------      -------      -------      -------    -------    -------
Management fees                                       ___%         ___%         ___%         ___%       ___%       ___%
12b-1 Distribution and Service Fees(1)                ___%         ___%         ___%         ___%       ___%       ___%

Other expenses(2)                                     ___%         ___%         ___%         ___%       ___%       ___%
Total Annual Fund Operating Expenses without
         Reimbursement                                ___%         ___%         ___%         ___%       ___%       ___%
Expense Reimbursement(3)                              ___%         ___%         ___%         ___%       ___%       ___%
Total Annual Fund Operating Expenses,
         with Expense Reimbursement                   ___%         ___%         ___%         ___%       ___%       ___%
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                                    SMALL CAP        INTERNATIONAL INDEX
                                                      INDEX 500 FUND(4)            INDEX FUND(4)           FUND(4)
------------------------------------------------------------------------------------------------------------------------
                                                    Class A      Class B      Class A      Class B    Class A    Class B
                                                    -------      -------      -------      -------    -------    -------
Management fees                                       ___%         ___%         ___%         ___%       ___%       ___%
12b-1 Distribution and Service Fees(1)                ___%         ___%         ___%         ___%       ___%       ___%

Other expenses(2)                                     ___%         ___%         ___%         ___%       ___%       ___%
Total Annual Fund Operating Expenses without
         Reimbursement                                ___%         ___%         ___%         ___%       ___%       ___%
Expense Reimbursement(3)                              ___%         ___%         ___%         ___%       ___%       ___%
Total Annual Fund Operating Expenses,
         with Expense Reimbursement                   ___%         ___%         ___%         ___%       ___%       ___%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY AND BOND FUND            BOND FUND        TAX-ADVANTAGED BOND
                                                                                                             FUND
------------------------------------------------------------------------------------------------------------------------
                                                    Class A      Class B      Class A      Class B    Class A    Class B
                                                    -------      -------      -------      -------    -------    -------
Management fees                                       None         None         ___%         ___%       ___%       ___%
12b-1 Distribution and Service Fees(1)                None         None         ___%         ___%       ___%       ___%
Other expenses(2)                                     ___%         ___%         ___%         ___%       ___%       ___%
Total Annual Fund Operating Expenses without
         Reimbursement                                ___%         ___%         ___%         ___%       ___%       ___%
Expense Reimbursement(3)                              ___%         ___%         ___%         ___%       ___%       ___%
Total Annual Fund Operating Expenses,
         with Expense Reimbursement                   ___%         ___%         ___%         ___%       ___%       ___%
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------
                                                     MONEY MARKET FUND
------------------------------------------------------------------------
                                                    Class A      Class B
                                                    -------      -------
Management fees                                       ___%         ___%
12b-1 Distribution and Service Fees(1)                ___%         ___%
Other expenses(2)                                     ___%         ___%
Total Annual Fund Operating Expenses without
         Reimbursement                                ___%         ___%

Expense Reimbursement(3)                              ___%         ___%
Total Annual Fund Operating Expenses,
         with Expense Reimbursement                   ___%         ___%
------------------------------------------------------------------------

--------------------

(1) The 12b-1 Distribution and Service Fees include a ___% shareholder servicing fee with a 0.20% distribution fee on Class A shares and a 0.60% distribution fee on Class B shares.

(2)  Based on estimated amounts for the current fiscal year.

(3) The Manager has agreed to reimburse each Fund if, and to the extent, the Fund's total annual operating expenses exceed the following percentages of the Funds' average net assets: ___%. This reimbursement arrangement is expected to continue through __________, _____.

(4) For the Equity Index Funds, total annual operating expenses include the Fund's and the Master Portfolio's expenses.

EXPENSE EXAMPLES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 for the time periods indicated, earn a 5% return each year, redeem your shares at the end of the period and that operating expenses remain constant at the level above for "Total Annual Fund Operating Expenses, without Reimbursement."* Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses will be:

--------------------
* The Manager has agreed to reimburse each Fund if and to the extent the Fund's total annual operating expenses exceed ___%. Part 2 of Appendix A to this prospectus indicates what the expenses of investing in the Funds would be after the expense reimbursement.

Fund                                           1 Year               3 Years
----                                           ------               -------
                                         Class A    Class B    Class A     Class B
                                         -------    -------    -------     -------
Large Cap Equities Fund                  $_____     $_____     $_____      $_____
Small Cap Equities Fund                  $_____     $_____     $_____      $_____
International Equities Fund              $_____     $_____     $_____      $_____
Index 500 Fund                           $_____     $_____     $_____      $_____
Small Cap Index Fund                     $_____     $_____     $_____      $_____
International Index Fund                 $_____     $_____     $_____      $_____
Equity and Bond Fund                     $_____     $_____     $_____      $_____
Bond Fund                                $_____     $_____     $_____      $_____
Tax advantaged Bond Fund                 $_____     $_____     $_____      $_____
Money Market Fund                        $_____     $_____     $_____      $_____

Using the same assumptions as for the first table, but assuming that you did not redeem your shares at the end of each period, you would bear the following expenses for Class B shares:

Fund                                     1 Year                 3 Years
----                                     ------                 -------
Large Cap Equities Fund                  $_____                 $_____
Small Cap Equities Fund                  $_____                 $_____
International Equities Fund              $_____                 $_____
Index 500 Fund                           $_____                 $_____
Small Cap Index Fund                     $_____                 $_____
International Index Fund                 $_____                 $_____
Equity and Bond Fund                     $_____                 $_____
Bond Fund                                $_____                 $_____
Tax-advantaged Bond Fund                 $_____                 $_____
Money Market Fund                        $_____                 $_____

ANNUAL INVESTMENT RETURNS
--------------------------------------------------------------------------------

After the Funds have been in operation for a full calendar year, the Funds will provide performance information to investors to assist them in understanding that the Funds' returns may vary and that there are possible risks associated with investing in the Funds. However, past performance will not necessarily indicate how the Funds will perform in the future.

The Funds are newly organized, and most were modeled after either another mutual fund that the Manager or Barclays manage, or a composite of accounts that CGTC manages, as shown below:

----------------------------------------------------------------------------------------------------------------------
         FUND                                                         CORRESPONDING FUND
----------------------------------------------------------------------------------------------------------------------
Large Cap Equities Fund                                      State Farm Growth Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
Small Cap Equities Fund                                       CGTC U.S. Small Cap Equity Composite
----------------------------------------------------------------------------------------------------------------------
International Equities Fund                                  CGTC Non-U.S. Equity Composite
----------------------------------------------------------------------------------------------------------------------
Index 500 Fund                                               S&P 500 Index Master Portfolio
----------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                                         Small Cap Equity Index Fund portfolio of the State Farm
                                                             Variable Product Trust
----------------------------------------------------------------------------------------------------------------------
International Index Fund                                     International Index Master Portfolio
----------------------------------------------------------------------------------------------------------------------
Equity and Bond Fund                                         No comparable fund
----------------------------------------------------------------------------------------------------------------------


                                       24

----------------------------------------------------------------------------------------------------------------------
Bond Fund                                                    No comparable fund
----------------------------------------------------------------------------------------------------------------------
Tax-advantaged Bond Fund                                     State Farm Municipal Bond Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
Money Market Fund                                            Money Market Fund portfolio of the State Farm Variable
                                                             Product Trust
----------------------------------------------------------------------------------------------------------------------


The investment policy of each Fund is substantially similar to its corresponding Fund. Attached as Appendix A to this Prospectus is the investment performance for each corresponding fund or composite. The data provided in Appendix A is provided to illustrate the past performance of the Manager, Barclays and CGTC in managing similar types of investment mandates.

HOW THE FUNDS INVEST
--------------------------------------------------------------------------------

GENERAL POLICIES APPLICABLE TO ALL FUNDS

Under ordinary circumstances, each Fund is substantially fully invested. Except for the Equity Index Funds and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or CGTC determine that market or economic conditions warrant a temporary defensive position, the Funds each manage may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund's assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

Each Fund may also:

          - Lend securities to financial institutions, enter into repurchase agreements and purchase securities on a when-issued or forward commitment basis; and

          - Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of a Fund's assets may be invested in foreign money market securities unless such securities are backed by a U.S. parent financial institution.

From time to time, each Fund may borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each Fund may also borrow up to an additional 5% of its total assets (including the amount borrowed), but only for temporary purposes (for example, to facilitate distributions to shareholders or to meet redemption requests).

FUND SUMMARIES

Each Fund has its own investment objective. The types of securities and investment techniques and practices in which each Fund may engage to achieve its objective, including the principal investment techniques and practices described for each Fund as described below, are identified in Appendix B to this Prospectus, and are discussed, together with their risks, in the Trust's Statement of Additional Information.

LARGE CAP EQUITIES FUND

     In managing the Large Cap Equities Fund, the Manager seeks to purchase the common stocks of large U.S. companies that the Manager considers well run and able to generate long term capital appreciation. Common stocks, in general, offer a way to invest for long-term growth of capital. The Manager looks for companies with one or more of the following characteristics:

     -    Strong cash flows and a recurring revenue stream.

     -    A strong industry position.

     -    A strong financial position.

     -    Strong management with a clearly defined strategy.

     -    Capability to develop new or superior products or services.

     The Fund may invest up to 25% of its assets in foreign securities not publicly traded in the U.S. Foreign investing provides opportunities different from those available in the U.S. and risks that in some ways may be greater than in U.S. investments.

SMALL CAP EQUITIES FUND

     The Small Cap Equities Fund invests its assets primarily in equity securities of companies with relatively small market capitalizations located in the U.S. These companies typically will have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases these securities. The basic investment philosophy of CGTC is to seek undervalued securities that represent good long-term investment opportunities. CGTC generally will sell securities when it believes they no longer represent good long-term value. The Fund may invest up to 25% of its assets in the securities of foreign companies with relatively small market capitalizations.

INTERNATIONAL EQUITIES FUND

     The International Equities Fund invests primarily in common stocks of companies located in Europe or the Pacific Basin. The Fund may also invest in companies located in emerging markets. The basic investment philosophy of CGTC is to seek undervalued securities that represent good long-term investment opportunities. CGTC generally will sell securities when it believes they no longer represent good long-term value. Foreign investing provides opportunities different from those available in the U.S. and risks which in some ways may be greater than in U.S. investments.

     The Fund may also buy and sell foreign currencies (either for current or future delivery) to facilitate settlements in local markets and to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

INDEX 500 FUND, SMALL CAP INDEX FUND AND INTERNATIONAL INDEX FUND

     Each Equity Index Fund invests all of its assets in a separate Master Portfolio of MIP. Each Master Portfolio has substantially similar investment objectives, strategies, and policies as the corresponding individual Equity Index Fund. Barclays serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio. Barclays and its affiliates invest for their own accounts in the types of securities in which a Master Portfolio may also invest.

     Each Master Portfolio invests mostly in stocks, although each may also invest in stock index futures contracts and options on futures contracts. By investing in stocks within its benchmark index, each Master Portfolio avoids the risks of individual stock selection and, instead, tries to match the performance of its respective benchmark index, whether that index goes up or down.

     Each Master Portfolio attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal operating conditions, a Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

     Barclays does not manage the Master Portfolios according to traditional methods of "active" investment management, which involves the buying and selling of securities based on economic, financial and market analysis and investment judgment. Instead, Barclays utilizes a "passive" or indexing investment approach for each Master Portfolio, attempting to approximate the investment performance of the appropriate benchmark index. Barclays selects stocks for each Master Portfolio so that the overall investment characteristics of each Master Portfolio (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of its respective benchmark index.

     Each Master Portfolio may invest any assets not invested in stocks that are represented in its benchmark index in:

          - the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

          - other equity securities that are similar to the stocks making up its benchmark index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

          - stock index futures contracts, options on such futures contracts; and/or

          -    cash.

Each Master Portfolio may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by shareholders.

     The International Index Master Portfolio may also buy and sell foreign currencies (either for current or future delivery) to facilitate settlements in local markets, in connection with stock index futures positions, and to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or to avoid the effects of anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar.

     The S&P 500 Index Master Portfolio invests in all of the securities that make up the S&P 500 Index. However, neither the Small Cap Index Master Portfolio nor the International Index Master Portfolio generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Small Cap Index Master Portfolio and the International Index Master Portfolio attempt to hold a representative sample of the securities in the appropriate benchmark index, which Barclays will select utilizing certain sampling and modeling techniques. Please refer to the Trust's Statement of Additional Information for a more detailed discussion of the techniques that Barclays employs in selecting the portfolio securities for each of these Master Portfolios.

     From time to time, the portfolio composition of the Master Portfolios may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or, for the Small Cap Index Master Portfolio or International Index Master Portfolio, with a view to bringing the performance and characteristics of each Master Portfolio more closely in line with that of its benchmark index.

     Barclays attempts to track the performance of each Master Portfolio's benchmark index, but there is no assurance that Barclays will be successful. The degree to which a Master Portfolio fails to track the performance of its benchmark index is referred to as the "tracking error." Barclays expects that, over time, the tracking error of each Master Portfolio will be less than 5%. Barclays monitors the tracking error of each Master Portfolio on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that a Master Portfolio will achieve any particular level of tracking error. For an explanation of "expected tracking error" and more information on this subject, see the Trust's Statement of Additional Information.

     Another reason why the performance of the Master Portfolios (and the Equity Index Funds) may not always equal the performance of their benchmark index is because the performance of each benchmark index does not take into account management fees or the other expenses that each Master Portfolio and each Equity Index Fund incurs.

     Each Master Portfolio may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If a Master Portfolio cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. No Master Portfolio will use futures contracts or options on futures contracts for speculation.

EQUITY AND BOND FUND

     The Equity and Bond Fund invests in shares of the Large Cap Equities Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund or another investment company to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

BOND FUND

     The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody's have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances, at least 80% of the Fund's total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by credit unions.

     In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

     The Fund generally seeks to maintain a dollar weighted average portfolio duration of typically less than seven years. Duration represents the weighted average maturity of expected cash flows on a debt obligation, discounted to present value. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

     The Fund may also invest up to 20% of its assets in the following securities:

     - Debt securities that S&P or Moody's have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody's are often referred to as "junk bonds." Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see "Description of Bond Ratings" in the Statement of Additional Information.

     - Convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks. To the extent that the Fund invests in such securities, the Fund's investment portfolio will be subject to relatively greater risk of loss of income and principal.

TAX-ADVANTAGED BOND FUND

     Tax-advantaged Bond Fund invests primarily in a diversified selection of municipal bonds. States, territories, local governments and municipalities issue municipal bonds to raise money for various purposes (for example, to pay for a road construction project, or to build an airport). Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance. The interest on a municipal bond is generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income taxes. The Fund currently does not intend to purchase municipal obligations, the interest on which would be subject to the alternative minimum tax.

     The Fund normally invests so that either (1) at least 80% of the Fund's net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund's net assets are invested in securities that produce income exempt from regular federal income tax.

     The Fund tends to hold its municipal bonds until they mature or are called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates) or increased in anticipation of a bond market rise (resulting from a decline in interest rates). The Fund may sell a bond if its credit risk increases significantly.

     Under ordinary circumstances at least 80% of the Fund's total assets will consist of investment grade municipal bonds (e.g., municipal bonds rated within the four highest rating categories of Moody's or S&P), and money market securities and cash. Up to 20% of the Fund's total assets may be invested in municipal bonds that are unrated or rated below investment grade by Moody's or by S&P.

     Lower-rated municipal bonds and fixed income securities generally carry a greater degree of risk than higher-rated municipal bonds. Bonds rated below BBB by S&P and below Baa by Moody's have speculative characteristics, and are commonly referred to as "junk bonds" and present a higher degree of credit risk. In addition, the Fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. To reduce this risk, the Fund will only purchase these bonds if the Manager believes the issuer has a strong incentive to continue making appropriations until maturity.

     The Fund invests primarily in a diversified selection of municipal bonds with maturities of one to thirty years. A majority of the Fund's investments are in issues with maturities longer than five years.

     The Fund will hold assets not invested in municipal bonds in interest-bearing demand notes, bank savings accounts and high-grade money market securities or U.S. Treasury securities.

MONEY MARKET FUND

     In selecting securities for the Money Market Fund, the Manager seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund's assets must be rated in the highest short-term category by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO, if only one has issued a rating), and 100% of the Fund's assets must be invested in securities rated in the two highest rating categories.

WHAT IS A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO)?

An NRSRO, such as Moody's or S&P, assigns ratings to securities based on its assessment of the creditworthiness of the issuers. The Statement of Additional Information has a detailed description of the various rating categories.

     The Fund may invest in securities that are not rated by an NRSRO if the Manager determines that such securities are of comparable quality to, and present a comparable amount of risk as, similar securities that have received a rating from an NRSRO.

     Among the securities that the Money Market Fund may invest in are the following:

          - Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

          - Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

          -    Repurchase agreements with certain parties.

          - Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

          - Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

          -    Securities backed by mortgages, consumer loans and other assets.

     Given the types of securities that the Fund invests in, the level of risk associated with the Fund is lower than most other types of mutual funds. However every investment involves some kind of risk. To the extent that the Fund invests in certain securities (for example, repurchase agreements, when-issued securities or foreign money market securities), the Fund may be affected by additional risks.

OTHER RISKS OF INVESTING IN THE FUNDS

FOREIGN SECURITIES

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as ADRs, but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

CURRENCY RISK. For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

POLITICAL AND ECONOMIC RISK. Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

REGULATORY RISK. In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

MARKET RISKS. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

TRANSACTION COSTS. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

PARTICULAR RISKS FOR DEVELOPING COUNTRIES. In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

HIGH YIELD/HIGH RISK SECURITIES (JUNK BONDS)

These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund's net asset value.

MANAGING THE INVESTMENTS OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     State Farm Investment Management Corp. (the "Manager") serves as the investment adviser to each Fund other than the Equity Index Funds, which do not have an investment adviser. Each Equity Index Fund invests all of its assets in Master Portfolios that have substantially similar investment objectives, strategies and risks. Subject to the supervision of the Board of Trustees of the Trust, the Manager is responsible for overseeing the day to day operations and business affairs of the Trust. The Manager's principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company. The Manager acts as investment adviser to a variety of other registered investment companies, and as of ___, 2000 was responsible for the management of in excess of $__ billion in assets.

     The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

     The Large Cap Equities Fund, Equity and Bond Fund, Bond Fund, Tax-advantaged Bond Fund and the Money Market Fund are each managed by a team of the Manager's employees (each an "Advisory Team"). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of Trustees of the Trust.

INVESTMENT MANAGEMENT OF THE EQUITY INDEX FUNDS

     The Equity Index Funds do not have an investment adviser. Each Equity Index Fund invests all of its assets in a Master Portfolio, each of which has substantially similar investment objectives, strategies and risks to the corresponding Equity Index Fund. Barclays is the investment adviser to the Master Portfolios. Barclays and its predecessors have been managing index mutual funds since 1973. Barclays is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of _______, Barclays and its affiliates provided investment advisory services for over $___ billion of assets. For more information regarding

Barclays, please read the section entitled "Investment Advisory Agreements - Between Barclays and the Master Portfolios" in the Trust's Statement of Additional Information.

INVESTMENT SUB-ADVISER FOR THE SMALL CAP EQUITIES FUND AND INTERNATIONAL EQUITIES FUND

     The Manager has engaged CGTC as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Equities Fund and the International Equities Fund. As of ____, CGTC provided investment advisory services for over $___ billion of assets. CGTC, an experienced investment management organization founded in 1931, serves as investment adviser to these funds and other funds. CGTC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. For more information regarding CGTC, please read the section entitled "Investment Advisory Agreements - Between the Manager and CGTC" in the Trust's Statement of Additional Information.

     The Small Cap Equities Fund and International Equities Fund are managed by CGTC using a system of multiple portfolio managers for each fund. Under this approach, the portfolio of each Fund is divided into segments, each of which is managed by an individual manager. Managers decide how their respective segments will be invested, within the limits provided by a Fund's objective(s) and policies and by CGTC's investment committee. In addition, CGTC's research professionals may make investment decisions for a portion of a Fund's portfolio. The investment decisions for the Small Cap Equities Fund and the International Equities Fund are made by CGTC, subject to the oversight of the Board of Trustees of the Trust.

COMPENSATING THE MANAGER FOR ITS SERVICES

     Each Fund, other than the Equity Index Funds, pays the Manager an investment advisory fee based upon that Fund's average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

          -----------------------------------------------------------------------
                        FUND                            RATE OF
                                                      ADVISORY FEE
          -----------------------------------------------------------------------
              Large Cap Equities Fund          ___% of average daily net assets
          -----------------------------------------------------------------------
              Small Cap Equities Fund          ___% of average daily net assets
          -----------------------------------------------------------------------
            International Equities Fund        ___% of average daily net assets
          -----------------------------------------------------------------------
                Equity and Bond Fund                        None
          -----------------------------------------------------------------------
                     Bond Fund                 ___% of average daily net assets
          -----------------------------------------------------------------------
              Tax-advantaged Bond Fund         ___% of average daily net assets
          -----------------------------------------------------------------------
                 Money Market Fund             ___% of average daily net assets
          -----------------------------------------------------------------------

     The Manager also receives an administrative services fee from each Fund at the annual rate of ___% of that Fund's average daily net assets.

COMPENSATING CGTC FOR ITS SERVICES

     The Manager pays CGTC to provide sub-advisory services to the Small Cap Equities Fund and the International Equities Fund. CGTC's compensation for providing these services is determined according to the following schedules:

Small Cap Equities Fund:
        ----------------------------------------------------------------------------------------------------
        On the first $25 million................................          0.75% of average daily net assets
        ----------------------------------------------------------------------------------------------------
        $25 million to $50 million..............................          0.60% of average daily net assets
        ----------------------------------------------------------------------------------------------------
        $50 million to $100 million.............................         0.425% of average daily net assets
        ----------------------------------------------------------------------------------------------------
        Over $100 million.......................................         0.375% of average daily net assets
        ----------------------------------------------------------------------------------------------------


International Equities Fund:
        ----------------------------------------------------------------------------------------------------
        On the first $25 million................................          0.75% of average daily net assets
        ----------------------------------------------------------------------------------------------------
        $25 million to $50 million..............................          0.60% of average daily net assets
        ----------------------------------------------------------------------------------------------------
        $50 million to $250 million.............................         0.425% of average daily net assets
        ----------------------------------------------------------------------------------------------------
        Over $250 million.......................................         0.375% of average daily net assets
        ----------------------------------------------------------------------------------------------------

For purposes of calculating the fees under the above schedules, other assets managed by CGTC for companies associated with the Manager are taken into consideration according to CGTC's fee aggregation and discount policies.

EQUITY INDEX FUNDS - COMPENSATION IN THE MASTER/FEEDER MUTUAL FUND STRUCTURE

The Equity Index Funds are feeder funds that invest all of their assets in Master Portfolios with substantially similar investment objectives, strategies and risks. Barclays provides investment guidance and policy direction for each Master Portfolio. For its services to the Master Portfolios, Barclays receives annual fees based on the following annual rates:

    -------------------------------------------------------------------------------------------------------------
    Fund                                                    Annual Management Fee
    -------------------------------------------------------------------------------------------------------------
    S&P 500 Index Master Portfolio                          0.05% of average daily net assets
    -------------------------------------------------------------------------------------------------------------
    Small Cap Index Master Portfolio                        0.15% of the first $1 billion of average daily net
                                                            assets, 0.10% of average daily net assets thereafter
    -------------------------------------------------------------------------------------------------------------
    International Index Master Portfolio                    0.15% of the first $1 billion of average daily net
                                                            assets, 0.10% of average daily net assets thereafter
    -------------------------------------------------------------------------------------------------------------

Unlike many traditional actively managed investment funds, there is no single portfolio manager who makes investment decisions for the Master Portfolios. Instead, the Master Portfolios track their respective indexes.

FEEDER FUND EXPENSES. Each Equity Index Fund bears its corresponding Master Portfolio's expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each Equity Index Fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS. Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw the assets of an Equity Index Fund from a Master Portfolio if it believes doing so is in the best interests of the Equity Index Fund and its shareholders. If the Board of Trustees withdraw assets of any Equity Index Fund, they would then consider whether that Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

     You may buy shares of any of the Funds by contacting your State Farm VP Management Corp. registered representative, by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. shareholder servicing representative at 1-800-447-4930 from 8:00 a.m. through 4:15 p.m. (Central Time) Monday through Friday (except holidays), or via the internet.

     We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. If the Manager and the Funds fail to employ such procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

WHAT TYPE OF ACCOUNT WOULD YOU LIKE?

     INDIVIDUAL OR JOINT OWNERSHIP. These are intended for your general investment needs. A single person owns an individual account. Joint accounts can have two or more owners.

     GIFT OR TRANSFER TO A MINOR (UGMA, UTMA). These custodial accounts let you give money to a minor for any purpose. This gift is irrevocable, and the minor gains control of the account once he/she reaches the age of majority, or, in the case of UTMA, age 21. Your application should include the minor's social security number.

     TRUST FOR ESTABLISHED EMPLOYEE BENEFIT OR PROFIT-SHARING PLAN. The trust or plan must be established before you can open an account. Please include the date of the trust or plan on the application.

     BUSINESS OR ORGANIZATION. This account is for a corporation, association, partnership or similar institution. Along with your application, please enclose a certified corporate resolution that indicates which officers are authorized to act.

     TAX-QUALIFIED ACCOUNTS. A tax-qualified account enables you to defer taxes on investment income and capital appreciation. Your contributions may be tax-deductible. Tax-qualified accounts require a special application. Please contact your State Farm VP Management Corp. registered representative or call us at 1-800-447-4930.

     - Traditional Individual Retirement Account (IRA). You may invest up to $2,000 per tax year in an IRA if you are of legal age, under 70 1/2 and have "earned" (non-investment) income. If your spouse has less than $2,000 in earned income, he or she may still contribute up to $2,000 in an IRA, so long as your combined earned income is at least $4,000 and you file a joint return.

     - Roth IRA. Compared to the traditional IRA, the Roth IRA has different eligibility requirements and tax treatment. If you're a single taxpayer with adjusted gross income up to $95,000, you may contribute up to $2,000 per year - or up to $4,000 per year if you're married with adjusted gross income up to $150,000 per year and you file a joint return. You also must have earned income at least equal to your contributions, as with a traditional IRA, but you can contribute to a Roth IRA even if you are over 70 1/2. Your contributions to a Roth IRA are not tax-deductible, but your withdrawals are not taxable if you've held your Roth IRA for at least five years and are at least 59 1/2, disabled, or use the proceeds (up to $10,000) to purchase a first home (subject to certain conditions). The amount you can contribute to a Roth IRA in any year is reduced by the amount you contribute to a traditional IRA, and vice-versa.

     - Rollover IRA. This plan offers you special tax advantages for certain distributions from employer-sponsored retirement plans.

     - Education IRAs. Allow individuals, subject to certain income limitations, to contribute up to $500 annually for a child under the age of 18. Although contributions to an Education IRA are not deductible for federal income tax purposes, the proceeds are generally not taxable provided withdrawals are used to pay for qualified higher education expenses. If contributions are made to a qualified state tuition program for a child, contributions may not be made to an Education IRA during that tax year.

     - Simplified Employee Pension Plan (SEP-IRA). If you have a small business or self-employment income, this plan lets you make annual tax-deductible contributions of up to 15% of the first $170,000 of compensation for you and any eligible employees.

     - Other retirement plans. You may also use a Fund for corporate or self-employed retirement plans. The plan trustee must establish the appropriate account; the Funds do not offer prototypes of these plans.

     The above is just a summary of the types of retirement accounts available. When we send your retirement-account application, we will include an IRA Disclosure Statement. It contains more detailed information about the requirements for specific IRA accounts, including a summary of the custodian fees which you may incur for account set-up and maintenance.

     For more information about the tax advantages and consequences of these various IRAs and retirement plan accounts, please contact your tax advisor.

MINIMUM INVESTMENTS

     Your initial and subsequent investment in each of the Funds has to meet these minimum requirements.

         --------------------------------------------------------------------------------------------------
                                                                     INVESTMENT MINIMUMS
         --------------------------------------------------------------------------------------------------
                      TYPE OF ACCOUNT                   INITIAL INVESTMENT        SUBSEQUENT INVESTMENT
         --------------------------------------------------------------------------------------------------
         Regular Accounts                                      $250                        $50
         --------------------------------------------------------------------------------------------------
         Individual Retirement Accounts                        $250                        $50
         --------------------------------------------------------------------------------------------------
         Other Tax Qualified Retirement Plans                  $250                        $50
         --------------------------------------------------------------------------------------------------
         Automatic Investment Plans                            $250                        $50
         --------------------------------------------------------------------------------------------------

     If you purchase shares of a Fund by automatic investing, you may qualify for a lower minimum investment. See "Opening and Adding to an Account - By Automatic Investing" on page ___. The Funds may change the minimum investment amounts.

FLEXIBLE SALES CHARGE OPTIONS

     Each Fund offers its shares in two classes to allow you to choose the method of purchasing shares that is most beneficial to you in light of such factors as the amount of your investment, your holdings of Fund shares, how long you expect to hold your investment and other such circumstances.

     Class A shares are available for investors choosing an initial sales charge and Class B shares are for investors who prefer a deferred sales charge. Shares of each class represent interests in the same Fund, have the same rights and, except for the differences in sales charges and distribution charges, are identical in all respects. The two classes have different exchange privileges, as described below.

     The net income attributable to Class A or Class B shares and the dividends payable on shares of each class will be reduced by the amount of the shareholder servicing and distribution fees attributable to those shares and incremental expenses associated with the class. Shareholders of each class of a Fund have exclusive voting rights on the distribution (12b-1) plan as it applies to that class. Sales personnel will receive equal compensation for selling Class A and Class B shares.

CLASS A SHARES

     INITIAL SALES CHARGE

     You can buy shares of each of the Funds at the offering price, which is the net asset value per share plus a sales load (commission). You may qualify for a reduced sales charge, or the sales charge may be waived, as described below under "When Will the Initial Sales Charge be Reduced or Waived?" The sales charge on shares of all the Funds is:

         --------------------------------------------------------------------------------------------------
                                                              SALES CHARGE AS A PERCENTAGE OF
         --------------------------------------------------------------------------------------------------
                     AMOUNT OF PURCHASE                   OFFERING PRICE           NET AMOUNT INVESTED
         --------------------------------------------------------------------------------------------------
         Less than $50,000                                    [3.00%]                    [3.09%]
         --------------------------------------------------------------------------------------------------
         $50,000 to $99,999                                   [2.5%]                       [2.56%]
         --------------------------------------------------------------------------------------------------
         $100,000 to $199,999                                 [2.0%]                     [2.04%]
         --------------------------------------------------------------------------------------------------
         $200,000 to $299,999                                 [1.5%]                     [1.52%]
         --------------------------------------------------------------------------------------------------
         $400,000 to $499,999                                 [0.5%]                     [0.503%]
         --------------------------------------------------------------------------------------------------
         $500,000 or more                                       [0%]*                       [0%]
         --------------------------------------------------------------------------------------------------

     * No sales charge is imposed at the time of purchase on amounts of $500,000 or more. However a contingent deferred sales charge will be charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. The contingent deferred sales charge may be waived in certain circumstances. See "When will the Contingent Deferred Sales Charge be Waived?" on p. .

WHEN WILL THE INITIAL SALES CHARGE BE REDUCED OR WAIVED?

     There are several ways to reduce the initial sales charge:

          -    Combined Purchases
          -    Cumulative Discount
          -    Special Waivers for Certain Categories of Investors
          -    Reinvestment Privilege

     Your State Farm VP Management Corp. registered representative or call center shareholder services representative can explain these programs to you and help you determine if you qualify for a sales charge waiver. The sales charge waiver programs may be changed or discontinued at any time.

     COMBINED PURCHASES. Purchases made at the same time for any of the Funds in related accounts may be aggregated for the purpose of receiving a discounted sales charge. Investments in related accounts in both Class A and Class B shares (in certain circumstances) which may be aggregated to qualify for a reduced sales charge include purchases made for you, your spouse and children under the age of 21, as well as those made in a tax-qualified plan such as a personal IRA for those individuals or by a company solely controlled by those individuals or in a trust established exclusively for the benefit of those individuals. Purchases by a trustee or other fiduciary account including pension, profit-sharing or other employee benefit trusts created pursuant to a qualified plan may be combined to qualify for a reduction of the sales charge. Reduced sales charges may also be applied to purchases by qualified employee benefit plans of a single corporation or of corporations affiliated with each other. Purchases made for a customer in nominee or street name accounts (accounts which hold the customer's shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as noted above. You must tell us or your State Farm VP Management Corp. registered representative at the time your orders are placed that there are multiple orders which qualify for a reduced sales charge.

     CUMULATIVE DISCOUNT. Purchases may also qualify for a reduced sales charge based on the current total net asset value of your account and any related accounts in any of the Funds. You must tell us or your State Farm VP Management Corp. registered representative at the time your order is placed that it qualifies for a reduced sales charge based on related holdings in existing Fund accounts.

     SPECIAL WAIVERS. You may purchase shares without an initial sales charge if:

          -    You are purchasing shares of the Money Market Fund; or

          - You are a current or retired agent or employee of the State Farm Insurance Companies or a family member of such a person. A "family member" includes:

                    -    legally married spouse

                    - lineal ascendants (e.g., parents, grandparents, etc.) and spousal lineal ascendants

                    - lineal descendants (e.g., children, grandchildren, etc.) including stepchildren, court appointed foster children, and legally adopted children.

                    Some State Farm agents purchase shares of the Funds as an investment for their SEP-IRA plan. When this occurs, each participating employee establishes a State Farm Funds IRA account to which the agent makes SEP contributions. If you have a Fund IRA account to which SEP contributions are made, you may also make traditional or rollover IRA contributions to that account without the payment of an initial sales charge. Such purchases may be made directly from the Funds.

          - You are purchasing shares by reinvesting the proceeds of the redemption of shares of one or more of the Funds. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds in Class A shares, and that the shares were at one time subject to an initial sales charge or contingent deferred sales charge.

          -    You are reinvesting dividends or other distributions from a Fund.

          - You are a participant in a retirement plan reinvesting loan repayments.

          - You are acquiring Fund shares issued in connection with the acquisition by a Fund of another investment company.

     Class A shares may also be purchased without an initial sales charge in the following situations. However, redemption of such shares within 12 months of purchase are subject to a contingent deferred sales charge of 0.5% of the lesser of the value of the shares redeemed or the total cost of the shares:

          -    You purchase $500,000 or more of the Funds' shares.

          - You are a qualified retirement plan, nonqualified deferred compensation plan or SIMPLE IRA which meets at least one of the following four criteria: (1) the plan has at least 50 eligible participants; (2) the plan makes an initial investment of $250,000 or more; (3) the plan sponsor demonstrates to the satisfaction of the Trust that the aggregate purchases by the plan will be equal to at least $250,000 within a reasonable period of time, as determined by the Trust in its sole discretion; or (4) the sum of the current market value of the plan assets invested in any of the Funds or the current purchase amount is at least $250,000; and

          - You are a bank trust department investing funds over which you exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity.

     REINVESTMENT PRIVILEGE. If you redeem some or all of your Fund shares, you have up to 90 days to reinvest all or part of the redemption proceeds in shares of one or more of the Funds without paying a sales charge.

This privilege applies only to redemptions of Fund shares on which an initial sales charge or contingent deferred sales charge was paid or to redemptions of shares of the Fund that you purchased by reinvesting dividends or distributions. You must ask your State Farm VP Management Corp. registered representative or call center shareholder services representative to apply this privilege when you send your payment.

DISTRIBUTION AND SERVICE FEES

         Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), which provides that the Funds will pay a distribution fee. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A shares are subject to a distribution fee of up to 0.20% per year of the average daily net assets of Class A shares. The distribution fee is payable to State Farm VP Management Corp. to reimburse it for services and expenses incurred in connection with the distribution of Fund shares, including unreimbursed expenses incurred in years prior to the year of payment. These expenses include payments to State Farm VP Management Corp. registered representatives, expenses of printing and distributing prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature.

         In addition, Class A shares of each Fund pay a shareholder servicing fee of up to _________% per year of the average daily net assets of that Class, which may be paid to provide ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. State Farm VP Management Corp. may profit from these fees.

CLASS B SHARES

CONTINGENT DEFERRED SALES CHARGE

         Unlike an initial sales charge, which is paid when you purchase shares, a contingent deferred sales charge is only paid if you sell your shares during a certain period of time. Class B shares are offered at net asset value without an initial sales charge, but subject to a contingent deferred sales charge as set forth in the table below. The schedule shows the contingent deferred sales charges applicable for the first through sixth years of redemption after purchase for different purchase amounts. The schedule applicable to a specific purchase varies by the amount of that purchase and is determined at the time the purchase is made. The contingent deferred sales charge is imposed on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

CONTINGENT DEFERRED SALES CHARGE APPLICABLE IN THE YEAR OF REDEMPTION AFTER PURCHASE*

    FIRST         SECOND          THIRD           FOURTH            FIFTH           SIXTH
    -----         ------          -----           ------            -----           -----
    3.00%          2.75 %           2.50%           2.00%            1.50%          1.00%

* NO CONTINGENT DEFERRED SALES CHARGE IS PAID ON AN EXCHANGE OF SHARES, NOR IS ONE PAID ON THE SALE OF SHARES RECEIVED AS A REINVESTMENT OF DIVIDENDS OR CAPITAL GAINS DISTRIBUTION. CLASS B SHARES WILL CONVERT TO CLASS A SHARES TWO YEARS AFTER THE EXPIRATION OF THE CONTINGENT DEFERRED SALES CHARGE FOR THAT PURCHASE. SHARES RECEIVED AS A REINVESTMENT OF DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS WILL BE CONVERTED TO CLASS A SHARES IN THE SAME PROPORTION AS PURCHASED SHARES ARE CONVERTED.

Purchases of $500,000 or more are not accepted in Class B shares. Class A shares will be issued in these cases.

         In determining whether a contingent deferred sales charge is applicable to a redemption of Class B shares, the calculation will be made in a manner that results in the lowest possible charge. It will be assumed that the redemption is made first from shares acquired through the reinvestment of dividends and distributions; then from amounts representing the increase in net asset value of your holdings of Class B shares above the total amount of payments for the purchase of Class B shares during the preceding six years; then from shares held beyond the applicable contingent deferred sales charge period; and finally, from shares subject to the lowest contingent deferred sales charge.

AUTOMATIC CONVERSION OF CLASS B SHARES

         Class B shares are automatically converted to Class A shares two years after the expiration of any contingent deferred sales charge. This conversion feature relieves Class B shareholders of the higher asset-based sales charge that otherwise applies to Class B shares under the Class B distribution plan described below. The conversion is based on the relative net asset value of the two Classes, and no charge is imposed in connection with the conversion.

WHEN WILL THE CONTINGENT DEFERRED SALES CHARGE SCHEDULE BE WAIVED?

         A contingent deferred sales charge will not be assessed on Class A shares (for purchases of $500,000 or more) or Class B shares for:

         - exchanges of Class A or Class B shares of one Fund for the same Class of shares of another Fund;

         - redemptions from tax-deferred retirement plans and Individual Retirement Accounts for required minimum distributions due to attainment of age 70-1/2;

         - redemptions from tax-deferred retirement plans for returns of excess contributions to the plan, termination of employment, participant loans and hardship withdrawals;

         - redemptions as a result of death of the registered shareholder or in the case of joint accounts, of all registered shareholders;

         - redemptions as a result of the disability of the registered shareholder (as determined in writing by the Social Security Administration) which occurs after the account was established; and

         -   redemptions for failure to meet minimum account balances.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES

         Class B shares are charged fees at an annual rate of _________% of the average daily net assets of Class B shares to compensate State Farm VP Management Corp. for certain distribution and shareholder servicing expenses. These fees consist of a fee at an annual rate of 0.60% for distribution expenses pursuant to a plan adopted under Rule 12b-1 under the 1940 Act and a fee at an annual rate of _________% for shareholder servicing expenses. State Farm VP Management Corp. may profit from these fees.

CALCULATING NET ASSET VALUE

         The offering price of the shares of each Fund is its Net Asset Value
(NAV), plus an initial sales charge on the Class A shares. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund's liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the Equity Index Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day.

         The NAV for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. If a market value cannot be established, the Board of Trustees of the Trust values assets in accordance with procedures approved by the Board of Trustees. Money market securities, other than U.S.Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

         All investments by the International Equities Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. Specific information about how the Funds value certain assets is set forth in the Statement of Additional Information.

         The Master Portfolios calculate their share price in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (currently at 4:00 p.m., Eastern Time) every day the NYSE is open. Under that formula, the Master Portfolios deduct their liabilities from the total value of their assets and divide the result by the number of shares outstanding. Most of the securities in the Master Portfolios are valued at their current market prices. If such prices are not readily available, the securities fair value is estimated in accordance with guidelines approved by the Board of Trustees of MIP. Bonds and notes with remaining maturities of 60 days or less are valued according to the amortized cost method.

HOW TO BUY SHARES

GENERAL

         You must indicate at the time of investment whether you are purchasing Class A shares or Class B shares. You also are required by federal regulations to certify your Taxpayer Identification or Social Security Number when opening your account. Failure to provide an identification number could subject you to back-up withholding on any distributions, redemptions or disbursements from your account.

         Purchase orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Manager, the transfer agent to the Trust, plus the applicable sales charge for Class A shares.

         If your check used for investment does not clear, the Manager may impose a fee. All payments should be in U.S. dollars and should be drawn only on U.S. banks. The Funds reserve the right to reject any purchase order.

         All checks should be made payable to the Fund, the shares of which you are purchasing. Third-party checks will not be accepted.

OPENING AND ADDING TO AN ACCOUNT

         THROUGH YOUR STATE FARM VP MANAGEMENT CORP. REGISTERED REPRESENTATIVE. Contact your registered representative directly for instructions.

         BY WRITING TO THE MANAGER. To open a new account in writing, complete and sign the Application and mail it to the Manager, together with a check made payable to the Fund that you are purchasing. You may obtain an Application by calling the State Farm VP Management Corp. call center at 1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager along with the detachable investment slip found at the top of your confirmation statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name. The manager's address is State Farm Investment Management Corp., P.O. Box XXX, Kansas City, MO XXXXX.

         BY TELEPHONE. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. Your predesignated bank account will be debited for the desired amount. You can establish this privilege by completing an Authorization Form when you open your account or, if your account is already established, contact a call center shareholder services representative to request the Authorization Form. This option will become effective 10 days after the form is received. Your signature on the Authorization Form must be guaranteed (see "Signature Guarantee").

         BY THE INTERNET. Visit our web site at www.______________ and follow the instructions presented on the screen

         During periods of volatile economic and market conditions, you may have difficulty making a purchase request by telephone or by the internet, in which case purchase requests would have to be made in writing or through your State Farm VP Management Corp. registered representative.

         The Funds may suspend, limit, modify or terminate the telephone or internet purchase privileges, but will not do so without giving shareowners at least 30 days' prior written notice.

         BY WIRE. Initial and subsequent purchase payments can also be made by Federal Funds wire, transferred along with proper instructions directly from your account. Before an initial wire transfer can be accepted, an account must be established for you. See your State Farm VP Management Corp. registered representative or call 1-800-447-4930 for further instructions. To add to your existing account by wire, ask your bank to wire funds to: [wire instructions]. Your financial institution may charge a fee for wiring funds to your account. Consult your bank for information on remitting funds by wire and any associated bank charges.

         BY AUTOMATIC INVESTING. The automatic investment plan allows you to make regular investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the account application form or get an enrollment form by calling the call center at 1-800-447-4930. Automatic investing may qualify you for a lower minimum initial investment. You can make monthly investments of $50 or more by authorizing us to draw pre-authorized checks on your bank or credit union account. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by notifying your State Farm VP Management Corp. registered representative, by writing the Manager, or by contacting a call center shareholder services representative at 1-800-447-4930.

         GENERAL POLICIES ON BUYING SHARES

         - Your purchase order must be received by the Fund, by 4:00 p.m., Eastern Time to get that day's NAV. It is the responsibility of your State Farm VP Management Corp. registered representative to promptly submit purchase orders to the Funds. Orders placed through your State Farm VP Management Corp. registered representative are considered received when the Manager receives the purchase order and your payment.

         - All purchases are subject to the sales charge, unless they qualify for a sales charge reduction or waiver programs.

         - All checks must be payable in U.S. dollars and drawn on a U.S. bank. Money orders and third-party checks will not be accepted.

         - Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. You may, however, request in writing at any time to have your income dividends and capital gain distributions paid to you in cash.

         -   Stock certificates will not be issued.

         - The Manager will send to you by mail a confirmation of each transaction.

         - Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.

         - You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.

HOW TO EXCHANGE SHARES

         Except for exchanges from Class A shares of the Money Market Fund upon which no initial sales charge has been paid (see below), you may exchange your shares for shares of the same Class of another Fund without charge. The registration of the Fund account to which an exchange is made must be exactly the same as that of the Fund account from which an exchange is made.

         If you are exchanging Class A shares of the Money Market Fund upon which an initial sales charge has not been paid, an initial sales charge will apply.

         Fund shares may be exchanged as follows:

         THROUGH YOUR STATE FARM VP MANAGEMENT REGISTERED REPRESENTATIVE. Contact your State Farm VP Management Corp. representative directly for instructions.

         IN WRITING. A written exchange request must be signed by all of the owners of the account, must be sent to the Manager, and must clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. The Manager's address is State Farm Investment Management Corp., P.O. Box XXX, Kansas City, MO XXXXX.

         BY TELEPHONE. Before you can make an exchange by telephone through our call center at 1-800-447-4930, you must sign up for the Telephone Exchange Privilege. To sign up, choose the Telephone Exchange Privilege option on the account application or call us for a separate Authorization Form for Telephone Redemption and Exchange Privileges. Your signature on the Authorization Form must be guaranteed (see "Signature Guarantee").

         BY THE INTERNET. For accounts other than qualified plans, you can exchange shares of one Fund for another through our web site at www.______________. Just click on ___ or the home page and follow the instructions presented on the screen.

         The Telephone Exchange Privilege is not available if good payment for shares being redeemed has not been received.

         During periods of volatile economic and market conditions, you may have difficulty making an exchange request by telephone or by the internet, in which case you would have to make your exchange requests in writing or through your State Farm VP Management Corp. registered representative.

         Each Fund reserves the right at any time to suspend, limit, modify or terminate the telephone exchange privilege, but will not do so without giving shareowners at least 30 days' prior written notice.

         GENERAL POLICIES ON EXCHANGING SHARES

         - An exchange will be effective on the day your request is received, if it is received before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time) or each day the NYSE is open for business.

         - You may make 4 exchanges out of each Fund during a calendar year. There is no charge for exchanges, provided that you exchange your shares for shares of the same class of another Fund.

         - Exchanges between accounts will only be accepted if the registrations are identical.

         - Because excessive trading can hurt Fund performance and shareholders, the Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

         - An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

         -   General exchange policies apply to exchanges to the Money Market
             Fund.

         - Before making an exchange please read the description of the Fund to be purchased in this prospectus.

HOW TO REDEEM FUND SHARES

         You may redeem shares of any of the Funds by contacting your State Farm VP Management Corp. registered representative, by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

         THROUGH YOUR STATE FARM VP MANAGEMENT CORP. REPRESENTATIVE. Contact your State Farm VP Management Corp. registered representative directly for instructions.

         IN WRITING. You may redeem all or any portion of your shares by sending a written request to the Manager:


                     State Farm Investment Management Corp.
                                  P.O. Box XXX
                              Kansas City, MO XXXXX

         Your redemption request must clearly identify the exact name(s) in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

         All shareowners of record must sign the redemption request, including each joint holder of a joint account. The Fund reserves the right to require further documentation in order to verify the authority of the person seeking to redeem.

         Redemption proceeds you request in writing normally will be sent by check to your address of record the next business day following the day on which your request and all other necessary documents have been received by the Manager. If you give specific instructions in your redemption request, however, you may have the proceeds sent to another payee or to an address other than the address of record.

         BY TELEPHONE. You can redeem shares by telephone by calling our call center at 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a pre-designated bank account.

         You generally may not use telephone redemption unless you have elected this option on your account application or until you have completed an Authorization Form for Telephone Redemption and Exchange Privileges. Your signature on the Authorization Form must be guaranteed (see "Signature Guarantee"). Further documentation may be required from corporations, partnerships, trusts and other entities. Telephone redemption is not available for IRA or qualified plan accounts.

         You may elect to have the proceeds of telephone redemptions electronically transferred to a pre-designated bank account. Your bank may charge you a fee for this service. To change the bank or account designated to receive your redemption proceeds, send a written request to State Farm Investment Management Corp., P.O. Box XXX, Kansas City, MO XXXXX. Any such requests must be signed by each shareowner, with each signature guaranteed as described under "Signature Guarantee."

         During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone or by the internet, in which case you should consider sending in your request by letter, or through your State Farm VP Management Corp. registered representative.

         SYSTEMATIC WITHDRAWAL PROGRAM. If you own $ 5,000 or more of a Fund's shares at the current net asset value, you may have a specified dollar amount withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly or annual basis. Because withdrawals are sales, they may produce a gain or loss. You should not purchase additional shares at the same time that you are participating in the systematic withdrawal plan, because your purchase will likely be subject to a sales charge and the withdrawal will be a taxable redemption and may produce a taxable gain or loss.

         The Funds reserve the right to amend the systematic withdrawal program on 30 days' notice. The program may be terminated at any time by a shareowner or by a Fund. For more information contact your State Farm VP Management Corp. registered representative or the Manager at the address shown above.

         GENERAL REDEMPTION POLICIES

         - Each Fund will redeem shares at the Fund's net asset value next determined after receipt by the Fund of a proper request for redemption. Any applicable contingent deferred sales charge on Class B shares redeemed will be deducted from the redemption proceeds. It is the responsibility of your State Farm VP Management Corp. registered representative to submit to the Fund a redemption request promptly after you deliver your request to the State Farm VP Management Corp. registered representative.

         - If you request a redemption of more than $100,000, your signature and the signatures of any joint owners of your account, must be guaranteed as described under "Signature Guarantees."

         - The Fund generally will pay for redeemed shares by check or electronic transfer. Redemptions of more than $500,000 of a Fund's assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

         - Payment for shares redeemed will be mailed within seven days after the Fund receives a redemption request, either in writing, or by telephone, in proper form. We usually pay wire redemption or electronic transfer proceeds the next business day. If you request payment by electronic transfer, your bank may charge you a fee for the incoming transfer.

         - If you try to redeem shares paid for by check or electronic transfer within 15 days after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify that payment of the purchase price for the shares has been, or will be, collected.

         - Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) an emergency exists making disposal of securities owned by the Fund or valuation of its assets not reasonably practicable, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

         - Once the Manager has received and accepted your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

         - If your account value falls below the minimum investment amount (see p.___) and you are not participating in the automatic investment program, the Fund may redeem your shares and send the proceeds to you at your registered address. You will receive notice that we intend to do this at least 30 days in advance so that you may increase the balance in your account if you choose. If your account falls below $10, we may redeem your shares and send you the proceeds, without notice to you.

         - Because maintaining smaller accounts is very expensive, if your account balance falls below $500 on the last day of the calendar quarter, your account will be charged a low balance fee of $2.50 per quarter. The low balance fee does apply (1) if your accounts in all the State Farm Funds have a combined value of $500 or more,
             (2) to IRAs or other prototype retirement plans, (3) accounts participating in the automatic investment plan or (4) omnibus or nominee accounts. The Funds may waive the fee, in their discretion, in the event of a significant market correction.

         - If you request that a redemption check be made payable to anyone other than the shareholder(s) of record, that request must be signed and accompanied by a signature guarantee of each registered owner.

         - If you request that a redemption check be mailed to an address other than the address of record, that request must be signed and accompanied by a signature guarantee of each registered owner.

         SIGNATURE GUARANTEE

         A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

         The signature guarantee must appear, together with the signature of each registered owner, either

         - on the applicable written request, which clearly identifies the exact name(s) in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be purchased, exchanged or redeemed;

         - on a separate "stock power," an instrument of assignment which should specify the total number of shares to be exchanged or redeemed (this stock power may be obtained from most banks and stock brokers); or

         - on the Authorization Form for reinstatement telephone purchase, redemption and exchange privileges.

         The Funds will waive the requirement for a signature guarantee if your State Farm VP Management Corp. registered representative certifies in writing that your signature is genuine.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

         Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

         The Large Cap Equities Fund, Equity Index Funds, Small Cap Equities Fund, Equity and Bond Fund and International Equities Fund declare and pay dividends and capital gain distributions, if any, at least annually.

         The Bond Fund, the Money Market Fund, and the Tax-advantaged Bond Fund declare dividends daily and pay dividends monthly on the 15th day of the month, or if the 15th is not a regular business day, on the next regular business day. Capital gain distributions on these Funds, if any, are generally paid annually.

         All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash. If the total dividend is less than $10 for an account owner of a Fund, the dividend will automatically be reinvested in additional shares of the Fund.

         If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, or is not presented for payment within 6 months, we will change the distribution option on your account and invest the proceeds of the check in additional shares of the paying Fund at the current NAV. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

         TAXES ON DISTRIBUTIONS. Distributions from each Fund, other than the Tax-advantaged Bond Fund, are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

         The dividends from the Tax-advantaged Bond Fund will largely be exempt from regular federal income tax, because the Tax-advantaged Bond Fund invests primarily in municipal bonds. A potion of the Tax-advantaged Bond Fund's dividends may be subject to the federal alternative minimum tax (AMT), although the Tax-advantaged Bond Fund currently does not expect that to be the case. Tax-advantaged Bond Fund dividends may be subject to state and local taxes. Tax-advantaged Bond Fund will provide you annually with the state-by-state sources of its income.

         For federal tax purposes, a Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.

         Every January, the Funds will send you and the IRS a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

         FOREIGN INCOME TAXES. A Fund may receive income from sources in foreign countries, and that income may be subject to foreign income taxes at its source. If a Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce the Fund's dividends but will still be included in your taxable income.

         TAXES ON TRANSACTIONS. A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost depending upon the net asset value at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the fair market value of the shares redeemed and their basis.

         An exchange of any Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

         Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. This will allow you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

         To invest in any of the Funds, you must be a U.S. resident with a social security or taxpayer identification number. When you sign your account application, you must certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with this procedure, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

SHARED DELIVERY
--------------------------------------------------------------------------------

         SHARED DELIVERY OF PROSPECTUS AND FUND REPORTS. The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund's financial statements and the Funds generally send each new prospectus to all shareowners. Each Fund intends to send one copy of each prospectus and report to an address shared by more than one shareowner (commonly referred to as "householding" delivery). By signing the Account Application, you consent to the "householded" delivery of the prospectus and reports unless and until you revoke your consent by notifying the Fund as set forth below.

         REVOCATION OF SHARED DELIVERY. If you want to receive an individual copy (rather than a shared or "householded" copy) of a Fund's prospectus or report you may contact the Manager to request individual delivery in writing at State Farm Investment Management Corp., P.O. Box XXX, Kansas City, MO XXXXX or by telephone at 1-800-447-4930. You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.

                                   APPENDIX A

               PAST PERFORMANCE OF THE MANAGER, CGTC AND BARCLAYS

The investment performance for each of the funds or composite below is shown to indicate the performance of the Manager, CGTC and Barclays. The performance below is shown for the one-, three-, five- and ten-year periods (or since inception) ending __________________. The performance data set forth below relates to the historic performance of the corresponding funds or composites for the periods indicated. The corresponding funds or composites have investment objectives, policies, strategies and risks substantially similar to those of most of the Funds. The performance data is provided to illustrate and does not represent the performance of the Funds.

     ----------------------------------------------------------------------------------------------------------
                                                             CORRESPONDING FUND OR COMPOSITTE
      FUND                                             (INCEPTION DATE AND ASSET SIZE)
     ----------------------------------------------------------------------------------------------------------
      Large Cap Equities Fund                   State Farm Growth Fund, Inc.
                                                (date)
                                                $
                                                 --------------------------------

                                                        Average Annual Total Returns
                                                        ----------------------------
                                                     (For Periods ended _______, 2000)

                                                One Year        Three Years       Five Years        Ten Years
                                                --------        -----------       ----------        ---------


     ----------------------------------------------------------------------------------------------------------
      Small Cap Equities Fund                   CGTC U.S. Small Cap Equity Composite
                                                ------------------------------------
                                                (date)
                                                $
                                                 --------------------------------

                                                        Average Annual Total Returns
                                                        ----------------------------
                                                     (For periods ended _______, 2000)

                                                One Year        Three Years       Five Years        Ten Years
                                                --------        -----------       ----------        ---------


     ----------------------------------------------------------------------------------------------------------
      International Equities Fund               CGTC Non-U.S. Equity Composite
                                                (date)
                                                $
                                                 --------------------------------

                                                        Average Annual Total Returns
                                                        ----------------------------
                                                     (For periods ended _______, 2000)

                                                One Year        Three Years       Five Years        Ten Years
                                                --------        -----------       ----------        ---------


     ----------------------------------------------------------------------------------------------------------
      Index 500 Fund                            S&P 500 Index Master Portfolio (date)

                                                $
                                                 --------------------------------

                                                        Average Annual Total Returns
                                                        ----------------------------
                                                     (For periods ended _______, 2000)

                                                One Year        Three Years       Five Years        Ten Years
                                                --------        -----------       ----------        ---------


     ----------------------------------------------------------------------------------------------------------

     ----------------------------------------------------------------------------------------------------------
      Small Cap Equity Index Fund               Small Cap Index Fund portfolio of the State Farm Variable
                                                Product Trust
                                                (date)
                                                $
                                                 --------------------------------

                                                        Average Annual Total Returns
                                                        ----------------------------
                                                     (For periods ended _______, 2000)

                                                One Year        Three Years       Five Years        Ten Years
                                                --------        -----------       ----------        ---------


     ----------------------------------------------------------------------------------------------------------
      International Index Fund                  International Index Master Portfolio
                                                (date)
                                                $
                                                 --------------------------------

                                                        Average Annual Total Returns
                                                        ----------------------------
                                                     (For periods ended _______, 2000)

                                                One Year        Three Years       Five Years        Ten Years
                                                --------        -----------       ----------        ---------


     ----------------------------------------------------------------------------------------------------------
      Equity and Bond Fund                      No comparable fund.





     ----------------------------------------------------------------------------------------------------------
      Bond Fund                                 No comparable Fund





     ----------------------------------------------------------------------------------------------------------
      Tax-advantaged Bond Fund                  State Farm Municipal Bond Fund, Inc.
                                                (date)
                                                $
                                                 --------------------------------

                                                        Average Annual Total Returns
                                                        ----------------------------
                                                     (For periods ended _______, 2000)

                                                One Year        Three Years       Five Years        Ten Years
                                                --------        -----------       ----------        ---------


     ----------------------------------------------------------------------------------------------------------
      Money Market Fund                         Money Market Fund portfolio of the State Farm
                                                Variable Product Trust
                                                (January 22, 1998)
                                                $
                                                 --------------------------------

                                                        Average Annual Total Returns
                                                        ----------------------------
                                                     (For periods ended _______, 2000)

                                                One Year        Three Years       Five Years        Ten Years
                                                --------        -----------       ----------        ---------


     ----------------------------------------------------------------------------------------------------------


The investment performance indicated in the following four tables shows the average annual total returns for the one-, three-, five- and ten-year periods (or since inception) for each of the corresponding funds or composites indicated above, adjusted to reflect the expenses of the Funds, including sales charges where indicated, for the periods ended __________, 2000. THE PERFORMANCE DISCLOSED BELOW IS NOT THE PERFORMANCE OF THE FUNDS BUT RATHER OF THE CORRESPONDING FUND OR COMPOSITE. Although the Fund has substantially similar investment objectives and policies and the same portfolio managers as the corresponding fund or composite, you should not assume that the Funds will have the same future performance as the corresponding fund or composite. For example, any Fund's future performance may be greater or less than the performance of the corresponding fund or composite due to, among other things, differences in expenses, asset sizes and cash flows between a Fund and the corresponding fund or composite. THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The following four tables show the average annualized total returns for the corresponding funds or composites for the one-, three-, five-and ten-year (or life of the corresponding fund or composite, if shorter) periods ended __________________. These figures are based on the actual gross investment performance of the corresponding funds or composites. From the gross investment performance figures, the maximum Net Total Fund Operating Expenses shown in the fee table on p.____ are deducted to arrive at the net return. The first table for each Class reflects a deduction for the maximum applicable sales charge, while the second table for each Class reflects no deduction for sales charge. Performance figures will be lower when sales charges are taken into effect.


ASSUMING CLASS A SHARES NET TOTAL FUND OPERATING EXPENSES AND
THE MAXIMUM INITIAL SALES CHARGE APPLICABLE TO CLASS A SHARES

---------------------------------------------------------------------------------------------------------------------------------
      CORRESPONDING FUND OR COMPOSITE  (INCEPTION DATE)           1 YEAR       3 YEARS        5 YEARS        10 YEARS OR SINCE
                                                                                                                  INCEPTION
                    (CORRESPONDS TO.....)

---------------------------------------------------------------------------------------------------------------------------------
            State Farm Growth Fund, Inc. (date)

                 (Large Cap Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------
            CGTC U.S. Small Cap Equity Composite

                 (Small Cap Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------
               CGTC Non-U.S. Equity Composite

               (International Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------
               S&P 500 Index Master Portfolio

                      (Index 500 Fund)

---------------------------------------------------------------------------------------------------------------------------------
  Small Cap Equity Index Fund portfolio of the State Farm
                 Variable Product Trust (date)

                    (Small Cap Index Fund)

---------------------------------------------------------------------------------------------------------------------------------
          International Index Master Portfolio (date)

                  (International Index Fund)


---------------------------------------------------------------------------------------------------------------------------------
          State Farm Municipal Bond Fund, Inc. (date)

                  (Tax-advantaged Bond Fund)

---------------------------------------------------------------------------------------------------------------------------------
      Money Market Fund portfolio of the State Farm Variable
                       Product Trust (date)

                       (Money Market Fund)
---------------------------------------------------------------------------------------------------------------------------------

ASSUMING CLASS A SHARES NET TOTAL FUND OPERATING EXPENSES AND
WITH NO INITIAL SALES CHARGE


---------------------------------------------------------------------------------------------------------------------------------
      CORRESPONDING FUND OR COMPOSITE (INCEPTION DATE)            1 YEAR       3 YEARS        5 YEARS        10 YEARS OR SINCE
                                                                                                                  INCEPTION
                    (CORRESPONDS TO.....)

---------------------------------------------------------------------------------------------------------------------------------
             State Farm Growth Fund, Inc. (date)

                   (Large Cap Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------
             CGTC U.S. Small Cap Equity Composite

                   (Small Cap Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------
                CGTC Non-U.S. Equity Composite

                 (International Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------
             S&P 500 Index Master Portfolio (date)

                       (Index 500 Fund)

---------------------------------------------------------------------------------------------------------------------------------
     Small Cap Equity Index Fund portfolio of the State Farm
                 Variable Product Test (date)

                    (Small Cap Index Fund)

---------------------------------------------------------------------------------------------------------------------------------
           International Index Master Portfolio (date)

                  (International Index Fund)

---------------------------------------------------------------------------------------------------------------------------------
           State Farm Municipal Bond Fund, Inc. (date)

                  (Tax-advantaged Bond Fund)

---------------------------------------------------------------------------------------------------------------------------------
      Money Market Fund portfolio of the State Farm Variable
                     Product Trust (date)

                     (Money Market Fund)
---------------------------------------------------------------------------------------------------------------------------------
ASSUMING CLASS B SHARES NET TOTAL FUND OPERATING EXPENSES AND
THE REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD

---------------------------------------------------------------------------------------------------------------------------------
      CORRESPONDING FUND OR COMPOSITE (INCEPTION DATE)            1 YEAR       3 YEARS        5 YEARS        10 YEARS OR SINCE
                                                                                                                  INCEPTION
                    (CORRESPONDS TO.....)

---------------------------------------------------------------------------------------------------------------------------------
           State Farm Growth Fund, Inc. (date)

               (Large Cap Equities Fund)
---------------------------------------------------------------------------------------------------------------------------------
         CGTC U.S. Small Cap Equity Composite

              (Small Cap Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------
           CGTC Non-U.S. Equity Composite

            (International Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------
        S&P 500 Index Master Portfolio (date)

                  (Index 500 Fund)

---------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Index Fund portfolio of the State Farm
            Variable Product Trust (date)


---------------------------------------------------------------------------------------------------------------------------------
               (Small Cap Index Fund)

---------------------------------------------------------------------------------------------------------------------------------
     International Index Master Portfolio (date)

             (International Index Fund)

---------------------------------------------------------------------------------------------------------------------------------
     State Farm Municipal Bond Fund, Inc. (date)

             (Tax-advantaged Bond Fund)

---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund portfolio of the State Farm Variable
                Product Trust (date)

                (Money Market Fund)

---------------------------------------------------------------------------------------------------------------------------------

ASSUMING CLASS B SHARES NET TOTAL FUND OPERATING EXPENSES AND
NO REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD

---------------------------------------------------------------------------------------------------------------------------------
      CORRESPONDING FUND OR COMPOSITE (INCEPTION DATE)            1 YEAR       3 YEARS        5 YEARS        10 YEARS OR SINCE
                                                                                                                  INCEPTION
                    (CORRESPONDS TO.....)

---------------------------------------------------------------------------------------------------------------------------------
            State Farm Growth Fund, Inc. (date)

                  (Large Cap Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
             CGTC Small Cap Equities Composite

                 (Small Cap Equities Fund)

---------------------------------------------------------------------------------------------------------------------------------
              CGTC Non-U.S. Equity Composite

               (International Equity Fund)

---------------------------------------------------------------------------------------------------------------------------------
           S&P 500 Index Master Portfolio (date)

                     (Index 500 Fund)

---------------------------------------------------------------------------------------------------------------------------------
  Small Cap Equity Index Fund portfolio of the State Farm
              Variable Product Trust (date)

                  (Small Cap Index Fund)

---------------------------------------------------------------------------------------------------------------------------------
        International Index Master Portfolio (date)

                (International Index Fund)

---------------------------------------------------------------------------------------------------------------------------------
        State Farm Municipal Bond Fund, Inc. (date)

                (Tax-advantaged Bond Fund)

---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund portfolio of the State Farm Variable
                   Product Trust (date)

                    (Money Market Fund)

---------------------------------------------------------------------------------------------------------------------------------

                          EXPENSES AFTER REIMBURSEMENTS

These examples are intended to help you compare the costs of investing in a Fund with the cost of investing in other mutual funds. The assumptions indicated on page ___ of the Prospectus are the same, except the operating expenses remain constant at the level indicated for "Total Annual Fund Operating Expenses with Expense Reimbursement."

                                                      With Expense Waiver
Fund                                            1 year                    3 years
----                                            ------                    -------
                                         Class A      Class B      Class A        Class B
                                         -------      -------      -------        -------
Large Cap Equities Fund                  $______      $______      $______        $______
Small Cap Equities Fund                  $______      $______      $______        $______
International Equities Fund              $______      $______      $______        $______
Index 500 Fund                           $______      $______      $______        $______
Small Cap Index Fund                     $______      $______      $______        $______
International Index Fund                 $______      $______      $______        $______
Equity and Bond Fund                     $______      $______      $______        $______
Bond Fund                                $______      $______      $______        $______
Tax-advantaged Bond Fund                 $______      $______      $______        $______
Money Market Fund                        $______      $______      $______        $______

Assuming operating expenses after reimbursements and that you did not redeem your shares at the end of each period, you would bear the following expenses for Class B shares:

                 Fund                          1 year             3 years
                 ----                          ------             -------
Large Cap Equities Fund                        $_____             $______
Small Cap Equities Fund                        $_____             $______
International Equities Fund                    $_____             $______
Index 500 Fund                                 $_____             $______
Small Cap Index Fund                           $_____             $______
International Index Fund                       $_____             $______
Equity and Bond Fund                           $_____             $______
Bond Fund                                      $_____             $______
Tax-advantaged Bond Fund                       $_____             $______
Money Market Fund                              $_____             $______

                                   APPENDIX B

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Large Cap       Small Cap     International   Index 500   Small Cap
                                                         Equities Fund   Equities Fund   Equities Fund      Fund     Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOLS        y - PERMITTED        n - NOT PERMITTED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Debt Securities
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations and Multiclass
  Pass-Through Securities
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Pass-Through Securities
-----------------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Securities
-----------------------------------------------------------------------------------------------------------------------------------
Loans and Other Direct Indebtedness
-----------------------------------------------------------------------------------------------------------------------------------
Lower Rated Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Speculative Bonds
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds, Deferred Interest Bonds and PIK
  Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities Exposure
-----------------------------------------------------------------------------------------------------------------------------------
Brady Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts
-----------------------------------------------------------------------------------------------------------------------------------
Dollar-Denominated Foreign Debt Securities
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------------------------------------------------------
Forward Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Futures Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Indexed Securities/Structured Products
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Floating Rate Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies
-----------------------------------------------------------------------------------------------------------------------------------
     Open-End
-----------------------------------------------------------------------------------------------------------------------------------
     Closed-End
-----------------------------------------------------------------------------------------------------------------------------------
Lending of Portfolio Securities
-----------------------------------------------------------------------------------------------------------------------------------
Leveraging Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Bank Borrowings
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage "Dollar-Roll" Transactions
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                          International   Equity and   Bond   Tax-advantaged   Money Market
                                                           Index Fund     Bond Fund    Fund      Bond Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOLS        y - PERMITTED        n - NOT PERMITTED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Debt Securities
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations and Multiclass
  Pass-Through Securities
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Pass-Through Securities
-----------------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Securities
-----------------------------------------------------------------------------------------------------------------------------------
Loans and Other Direct Indebtedness
-----------------------------------------------------------------------------------------------------------------------------------
Lower Rated Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Speculative Bonds
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds, Deferred Interest Bonds and PIK
  Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities Exposure
-----------------------------------------------------------------------------------------------------------------------------------
Brady Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts
-----------------------------------------------------------------------------------------------------------------------------------
Dollar-Denominated Foreign Debt Securities
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------------------------------------------------------
Forward Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Futures Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Indexed Securities/Structured Products
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Floating Rate Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies
-----------------------------------------------------------------------------------------------------------------------------------
     Open-End
-----------------------------------------------------------------------------------------------------------------------------------
     Closed-End
-----------------------------------------------------------------------------------------------------------------------------------
Lending of Portfolio Securities
-----------------------------------------------------------------------------------------------------------------------------------
Leveraging Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Bank Borrowings
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage "Dollar-Roll" Transactions
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                           Large Cap       Small Cap     International   Index 500   Small Cap
                                                         Equities Fund   Equities Fund   Equities Fund      Fund     Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOLS        y - PERMITTED        n - NOT PERMITTED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements
-----------------------------------------------------------------------------------------------------------------------------------
Options
-----------------------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies
-----------------------------------------------------------------------------------------------------------------------------------
Options on Futures Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Options on Securities
-----------------------------------------------------------------------------------------------------------------------------------
Options on Stock Indices
-----------------------------------------------------------------------------------------------------------------------------------
Reset Options
-----------------------------------------------------------------------------------------------------------------------------------
"Yield Curve" Options
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
-----------------------------------------------------------------------------------------------------------------------------------
Restricted Securities
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales Against the Box
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Instruments
-----------------------------------------------------------------------------------------------------------------------------------
Swaps and Related Derivative Instruments
-----------------------------------------------------------------------------------------------------------------------------------
Temporary Borrowings
-----------------------------------------------------------------------------------------------------------------------------------
Temporary Defensive Positions
-----------------------------------------------------------------------------------------------------------------------------------
Warrants
-----------------------------------------------------------------------------------------------------------------------------------
"When-issued" Securities
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                          International   Equity and   Bond   Tax-advantaged   Money Market
                                                           Index Fund     Bond Fund    Fund      Bond Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOLS        y - PERMITTED        n - NOT PERMITTED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements
-----------------------------------------------------------------------------------------------------------------------------------
Options
-----------------------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies
-----------------------------------------------------------------------------------------------------------------------------------
Options on Futures Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Options on Securities
-----------------------------------------------------------------------------------------------------------------------------------
Options on Stock Indices
-----------------------------------------------------------------------------------------------------------------------------------
Reset Options
-----------------------------------------------------------------------------------------------------------------------------------
"Yield Curve" Options
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
-----------------------------------------------------------------------------------------------------------------------------------
Restricted Securities
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales Against the Box
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Instruments
-----------------------------------------------------------------------------------------------------------------------------------
Swaps and Related Derivative Instruments
-----------------------------------------------------------------------------------------------------------------------------------
Temporary Borrowings
-----------------------------------------------------------------------------------------------------------------------------------
Temporary Defensive Positions
-----------------------------------------------------------------------------------------------------------------------------------
Warrants
-----------------------------------------------------------------------------------------------------------------------------------
"When-issued" Securities
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

         For investors who would like more information about the Funds, the following documents are available free upon request.

         STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains additional information about all aspects of the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference.


               --------------------------------------------------
                TO OBTAIN THE SAI WITHOUT CHARGE, YOU MAY WRITE TO STATE FARM INVESTMENT MANAGEMENT CORP. AT ONE STATE FARM PLAZA, BLOOMINGTON, IL 61710-0001 OR CALL US AT (309) 766-2029.
               --------------------------------------------------


         PUBLIC INFORMATION. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-942-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.












Investment Co. Act File No. 811-

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED _______, 2000

A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BY ANY SALES OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
================================================================================

                          STATE FARM MUTUAL FUND TRUST

                       STATE FARM LARGE CAP EQUITIES FUND
                       STATE FARM SMALL CAP EQUITIES FUND
                     STATE FARM INTERNATIONAL EQUITIES FUND
                            STATE FARM INDEX 500 FUND
                         STATE FARM SMALL CAP INDEX FUND
                       STATE FARM INTERNATIONAL INDEX FUND
                         STATE FARM EQUITY AND BOND FUND
                              STATE FARM BOND FUND
                       STATE FARM TAX-ADVANTAGED BOND FUND
                          STATE FARM MONEY MARKET FUND


                              One State Farm Plaza
                        Bloomington, Illinois 61710-0001
                                 (309) 766-2029

                       STATEMENT OF ADDITIONAL INFORMATION
                               [December 1, 2000]

This Statement of Additional Information is not a prospectus but provides information that you should read in conjunction with the State Farm Mutual Fund Trust prospectus (the "Prospectus") dated the same date as this Statement of Additional Information. You may obtain a copy of the Prospectus at no charge by writing or telephoning State Farm Mutual Fund Trust at the address or telephone number shown above.

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
INFORMATION ABOUT THE FUNDS.......................................................................................1
INVESTMENT OBJECTIVES.............................................................................................1
INVESTMENT TECHNIQUES AND RISKS...................................................................................2
         Equity Securities........................................................................................2
         Debt Securities..........................................................................................3
         Convertible Securities...................................................................................4
         U.S. Government Securities...............................................................................4
         Floating- and Variable-Rate Obligations..................................................................5
         Letters of Credit........................................................................................5
         Foreign Securities.......................................................................................6
         Stock Index Futures and Options On Stock Index Futures Contracts........................................12
         Warrants................................................................................................14
         Municipal Bonds.........................................................................................14
         Mortgage-Backed Securities..............................................................................15
         Asset-Backed Securities.................................................................................16
         Money Market Fund.......................................................................................17
         Foreign Money Market Instruments........................................................................18
         Cash and Cash Equivalents...............................................................................18
         Repurchase Agreements...................................................................................19
         Privately Issued Securities.............................................................................19
         Forward Commitments, When-Issued And Delayed Delivery Securities........................................20
         Loans Of Portfolio Securities...........................................................................20
         Defensive Investments...................................................................................21
INVESTMENT POLICIES AND RESTRICTIONS.............................................................................21
         Fundamental Restrictions................................................................................21
         Non-Fundamental Restrictions............................................................................23
         Fundamental Operating Policies of the Master Portfolios.................................................24
         Non-Fundamental Operating Policies of the Master Portfolios.............................................26
MORE ABOUT THE EQUITY INDEX FUNDS................................................................................26
         Master/Feeder Structure.................................................................................26
         Industry Concentrations.................................................................................27
         Selection of Investments for the Master Portfolio.......................................................28
         Tracking Error..........................................................................................29
         Relationship With the Index Providers...................................................................29
         Standard & Poor's.......................................................................................29
         Russell 2000............................................................................................30
         EAFE Index..............................................................................................30
TRUSTEES AND OFFICERS............................................................................................31
INVESTMENT ADVISORY AGREEMENTS...................................................................................39


                                       ii

         Between The Trust And The Manager.......................................................................39
         Between Barclays and the Master Portfolios..............................................................42
         Between The Manager And CGTC............................................................................42
SECURITIES ACTIVITIES OF THE MANAGER AND CGTC....................................................................43
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................44
         The Large Cap Equities Fund, Equity and Bond Fund, Bond Fund, Tax-advantaged Bond
           Fund and Money Market Fund ...........................................................................44
         Equity Index Funds......................................................................................45
         Small Cap Equities Fund and International Equities Fund.................................................47
PORTFOLIO TURNOVER...............................................................................................47
DETERMINATION OF NET ASSET VALUE.................................................................................48
PERFORMANCE INFORMATION..........................................................................................50
PURCHASE AND REDEMPTION OF FUND SHARES...........................................................................52
DISTRIBUTION EXPENSES............................................................................................54
DISTRIBUTION PLANS...............................................................................................54
         Class A Shares..........................................................................................54
         Class B Shares..........................................................................................55
         General.................................................................................................55
OTHER SERVICE PROVIDERS..........................................................................................56
         Custodians..............................................................................................56
         Transfer Agent..........................................................................................56
         Independent Auditors....................................................................................56
TAXES............................................................................................................57
         General Tax Information.................................................................................57
CODE OF ETHICS...................................................................................................62
SHARES...........................................................................................................62
         Voting Rights...........................................................................................63
FINANCIAL STATEMENTS.............................................................................................64
APPENDIX A:  DESCRIPTION OF BOND RATINGS..........................................................................1

INFORMATION ABOUT THE FUNDS

         State Farm Mutual Fund Trust ("the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on June 8, 2000. The Trust consists of ten separate funds, each of which has its own investment objective, investment policies, restrictions and risks (each a "Fund," and collectively, the "Funds").

         The Trust issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. By investing in a Fund, you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, you share pro-rata in any losses of that Fund

         Three of the Funds - State Farm Index 500 Fund, State Farm Small Cap Index Fund and State Farm International Index Fund (together, the "Equity Index Funds") - seek to achieve their respective investment objectives by investing all of their assets in the S&P 500 Index Master Portfolio, International Index Master Portfolio and Small Cap Index Master Portfolio (each a Master Portfolio"), respectively, each of which is a series of Master Investment Portfolio ("MIP"), an open-end, management investment company. Each Master Portfolio has substantially the same investment objective as the corresponding Equity Index Fund. Any Equity Index Fund may withdraw its investment in a corresponding Master Portfolio at any time if the Board of Trustees of the Trust determines that such action is in the best interests of the respective Equity Index Fund and its shareholders. Upon such withdrawal, the Board of Trustees would consider alternative investments, including investing all of an Equity Index Fund's assets in another investment company with the same investment objective as the Equity Index Fund or hiring an investment adviser to manage the Equity Index Fund's assets in accordance with the investment policies and restrictions described in the Trust's prospectus and this Statement of Additional Information.

         Each Fund, other than the Equity Index Funds and the Equity and Bond Fund, is "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). State Farm Investment Management Corp. (the "Manager") is the investment adviser to each of the non-Equity Index Funds.

INVESTMENT OBJECTIVES

         The investment objective of each Fund is set forth and described in the Prospectus. The investment objective of each Fund may be changed by the Board of Trustees of the Trust without the approval of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of each Fund. Should the investment objective of any Fund change, the Trust will provide investors with thirty days' prior notice of the change.

INVESTMENT TECHNIQUES AND RISKS

         In addition to the investment objective of each Fund, the policies and certain techniques by which the Funds pursue their objectives are generally set forth in the Prospectus. This section is intended to augment the explanation set forth in the Prospectus.

         To the extent set forth in this Statement of Additional Information, each Equity Index Fund through its investment in a corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Equity Index Funds and the Master Portfolio in every instance, the following sections generally refer to the Funds or Equity Index Funds only.

EQUITY SECURITIES

         Each of the Large Cap Equities Fund, Small Cap Equities Fund, International Equities Fund, Equity and Bond Fund (through the Large Cap Equities Fund) and Equity Index Funds invest in common stocks, which represent an equity interest (ownership) in a business. This ownership interest often gives these Funds the right to vote on measures affecting the company's organization and operations. These Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks (discussed below). Over time, common stocks historically have provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, these Funds should be considered long-term investments, designed to provide the best results when held for several years or more. These Funds may not be suitable investments if you have a short-term investment horizon or are uncomfortable with an investment whose value is likely to vary substantially.

         The Small Cap Equities Fund's and the Small Cap Index Fund's investments in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. In addition, transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

         Because the Small Cap Equities Fund and Small Cap Index Fund emphasize the stocks of issuers with smaller market capitalizations, each can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks.

DEBT SECURITIES

         Under normal circumstances, the Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Tax-advantaged Bond Fund may invest in debt securities of corporate and governmental issuers, including "investment grade" securities (securities within the four highest grades (AAA/Aaa to BBB/Baa) assigned by Moody's Investor Services, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P")) and lower-rated securities (securities rated BB or lower by S&P or Ba or lower by Moody's, commonly called "junk bonds"), and securities that are not rated, but are of comparable quality. See APPENDIX A for a Description of Bond Ratings.

         The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. In general, a decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

         Investment in lower grade securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, such securities are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in making their principal and interest payments.

         In addition, lower grade securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and ask prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of those securities and their liquidity may be affected by adverse publicity and investor perceptions.

         The Index 500 Fund may purchase instruments that are not rated if, in the opinion of Barclays Global Fund Advisors ("Barclays"), the investment adviser for the Master Portfolio, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the Index 500 Fund. After purchase by the Index 500 Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Index 500 Fund. Neither event will require a sale of such security by the Index 500 Fund, provided that the amount of such securities held by the Index 500 Fund does not exceed 5% of the Index 500 Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Index 500 Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information.

         The Index 500 Fund is not required to sell downgraded securities, and it could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low quality (below investment grade) securities.

CONVERTIBLE SECURITIES

         The Bond Fund may invest up to 20% of its total assets in convertible securities. Convertible securities may include corporate notes or preferred stock, but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

         Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security, the Manager usually gives primary emphasis to the attractiveness of the underlying common stock.

U.S. GOVERNMENT SECURITIES
         Each of the Funds may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks),
(c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may also include zero coupon bonds.

         Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of, or an irrevocable letter of credit issued by, the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

         Each Equity Index Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit an Equity Index Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, an Equity Index Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Equity Index Fund may invest in obligations which are not so rated only if Barclays determines that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Equity Index Fund may invest. Barclays, on behalf of each Equity Index Fund considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in each Equity Index Fund's portfolio. The Equity Index Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

LETTERS OF CREDIT

         Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Index 500 Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Barclays, are of comparable quality to issuers of other permitted investments of the Index 500 Fund may be used for letter of credit-backed investments.

FOREIGN SECURITIES

         Each of Large Cap Equities Fund, Small Cap Equities Fund, Equity and Bond Fund (through its investment in the Large Cap Equities Fund), International Equities Fund and International Index Fund invest in foreign securities not publicly traded in the United States. Each of these may invest in foreign securities directly or in the form of American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. Bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of a Fund is affected by the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

         Shareowners should understand and consider carefully the risks involved in foreign investing. Investments in foreign securities are generally denominated in foreign currencies and involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back into the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

         Although the Funds try to invest in companies of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries.

         EMERGING MARKETS. Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or, if a Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the U.S. Securities and Exchange Commission (the "Commission"). Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the Commission for a determination that such an emergency is present. During the period commencing from a Fund's identification of such condition until the date of Commission action, that Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees of the Trust or the Board of Trustees of MIP.

         Income from securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. Net asset value of a Fund may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

         CURRENCY EXCHANGE TRANSACTIONS. The Funds may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market, through a forward currency exchange contract ("forward contract") or through foreign currency futures contracts.

         FORWARD CONTRACTS. A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign dealers or broker-dealers, are not traded on an exchange and are usually for less than one year, but may be longer or renewed.

         Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. A currency transaction for a Fund is limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

         If a Fund enters into a forward contract hedging an anticipated or actual holding of portfolio securities, liquid assets of the Fund, having a value at least as great as the amount of the excess, if any, of the Fund's commitment under the forward contract over the value of the portfolio position being hedged, will be segregated on the books of the Fund and held by the Fund's custodian and marked to market daily, while the contract is outstanding.

         At the maturity of a forward contract to deliver a particular currency, a Fund may sell the portfolio security related to such contract and make delivery of the currency received from the sale, or it may retain the security and either purchase the currency on the spot market or terminate its contractual obligation to deliver the currency by entering into an offsetting contract with the same currency trader for the purchase on the same maturity date of the same amount of the currency.

         It is impossible to forecast precisely the market value of a portfolio security being hedged with a forward currency contract. Accordingly, at the maturity of a contract it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver under the forward contract and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if the sale proceeds exceed the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. If forward prices decline during the period between entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

         FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. The International Index Fund will engage in foreign currency futures contracts. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant (an "FCM"), which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

         While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The International Index Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the International Index Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the International Index Fund may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

         To hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Index Fund may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the International Index Fund may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, the International Index Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the International Index Fund intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.

         The effective use of futures strategies depends on, among other things, the International Index Fund's ability to terminate futures positions at times when Barclays deems it desirable to do so. Although the International Index Fund will not enter into a futures position unless Barclays believes that a liquid secondary market exists for such future, there is no assurance that the International Index Fund will be able to effect closing transactions at any particular time or at an acceptable price. The International Index Fund generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

         Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of Barclays to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

         The International Index Fund's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the International Index Fund. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for the International Index Fund might not be successful and the International Index Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the

International Index Fund's overall return could be less than if the hedging transactions had not been undertaken.

         Under certain extreme market conditions, it is possible that the International Index Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the International Index Fund.

         The International Index Fund will purchase or sell futures contracts only if, in Barclays' judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the International Index Fund's portfolio for the hedge to be effective. There can be no assurance that Barclays' judgment will be accurate.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the International Index Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the International Index Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the International Index Fund, which could require the International Index Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the International Index Fund's ability effectively to hedge its securities, or the relevant portion thereof.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. Barclays does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the International Index Fund's investments.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that it is not able to contract to sell the currency at a price above the devaluation level it anticipates.

         The cost to the International Index Fund engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         EUROPEAN CURRENCY UNIFICATION. Effective January 1, 1999, eleven of the fifteen member countries of the European Union adopted a single European currency, the Euro. The countries participating in the Economic and Monetary Union ("EMU") are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The four European Union countries not currently participating in the EMU are Great Britain, Denmark, Sweden and Greece. A new European Central Bank manages the monetary policy of the new unified region, and the exchange rates among the EMU member countries are permanently fixed. National currencies will continue to circulate until they are replaced by Euro coins and bank notes by the middle of 2002.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

         The Equity Index Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. For stock indexes that are permitted investments, the Equity Index Funds intend to purchase and sell futures contracts on the index for which it can obtain the best price with consideration also given to liquidity. The Equity Index Funds may purchase call and put options and write covered call and put options on stock index futures contracts of the type which the particular Equity Index Fund is authorized to enter into. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. Each Equity Index Fund may invest in such options for the purpose of closing out a futures position that has become illiquid.

         Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether an Equity Index Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the particular objective to be achieved and the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Equity Index Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions.

         The use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Equity Index Fund are intended to correlate with portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices, the components of which are not identical to the portfolio securities owned or intended to be acquired by the Equity Index Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that transactions in those instruments will not in fact offset the impact on the Equity Index Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Equity Index Fund.

         To some extent, these risks can be minimized by careful management of these strategies. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by an Equity Index Fund, the Equity Index Fund may compensate for this difference by using an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, an Equity Index Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

         The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of an Equity Index Fund's securities is particularly relevant to futures contracts. An Equity Index Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to an Equity Index Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Equity Index Fund.

         Although the Equity Index Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when it seeks to "close out" (I.E., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange.

         An Equity Index Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, an Equity Index Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

         FCMs or brokers in certain circumstances will have access to an Equity Index Fund assets posted as margin in connection with transactions in stock index futures contracts and options, as permitted under the 1940 Act. An Equity Index Fund will use only FCMs or brokers in whom it has full confidence. Barclays will adopt certain procedures and limitations to reduce the risk of loss of any Master Portfolio assets which such FCM's or brokers hold or have access. Nevertheless, in the event of a FCM's or broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Equity Index Fund could effect such recovery.

         The success of any Equity Index Fund in using these techniques depends, among other things, on the ability of Barclays to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, Barclays will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which the Equity Index Fund is exposed.

WARRANTS

         The Small Cap Equities Fund, International Equities Fund, Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Equity Index Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Bond Fund may retain up to 10% of the value of its total assets in common stocks acquired by the exercise of warrants attached to debt securities.

MUNICIPAL BONDS

         The obligations of municipal bond issuers are subject to the laws of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time of payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal and interest on its municipal obligations may be materially affected.

         The Tax-advantaged Bond Fund will invest the assets not invested in municipal bonds in interest-bearing demand notes, bank savings accounts, high grade money market securities, or U.S. treasury securities. Money market securities include short-term obligations of the U.S. government and its agencies and instrumentalities and other money market instruments such as domestic bank certificates of deposit, bankers' acceptances and corporate commercial paper rated in the highest grade. From time to time, the Fund may invest more than [20%] of its assets in money market securities. In the alternative, the Fund may hold such assets as cash for defensive reasons in anticipation of a decline in the market values of debt securities, or pending the investment of proceeds from the sale of Fund shares or from the sale of portfolio securities, or in order to have highly liquid securities available to meet possible redemptions.

MORTGAGE-BACKED SECURITIES

         The Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase mortgage-backed securities. Mortgage-backed SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

         Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

         In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

         Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

         This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

         CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London-Inter Bank Offering Rate ("LIBOR"). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.

         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

         The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET-BACKED SECURITIES

         The Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Money Market Fund) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

         Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

MONEY MARKET FUND

         The Money Market Fund invests only in instruments denominated in U.S. dollars that the Manager, under the supervision of the Trust's Board of Trustees, determines present minimal credit risk and are, at the time of acquisition, either:

         1        rated in one of the two highest rating categories for
short-term debt obligations assigned by at least two nationally recognized statistical rating organizations (NRSROs) (i.e., S&P and Moody's), or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument (requisite NRSROs); or

         2        in the case of an unrated instrument, determined by the
Manager, under the supervision of the Trust's Board of Trustees, to be of comparable quality to the instruments described in paragraph 1 above; or

         3        issued by an issuer that has received a rating of the type described in paragraph 1 above on other securities that are comparable in priority and security to the instrument.

         Pursuant to Rule 2a-7 under the 1940 Act, securities which are rated (or that have been issued by an issuer that has been rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such security) in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not rated in the highest short-term category by at least two NRSROs, are designated "Second Tier Securities." See APPENDIX A for a description of the ratings used by NRSROs.

         Pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government Securities (discussed above)). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time.

         Further, the Money Market Fund will not invest more than the greater of
(i) 1% of its total assets; or (ii) one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities which were Second Tier Securities when acquired.

         The foregoing policies are more restrictive than the fundamental investment restriction number 2b (set forth below) applicable to the Money Market Fund, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund will operate in accordance with these policies to comply with Rule 2a-7.

FOREIGN MONEY MARKET INSTRUMENTS

         Each of the Funds that invest in foreign securities may also invest up to 25% of its assets in foreign money market instruments. Foreign money market instruments include Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs), which are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

         ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

CASH AND CASH EQUIVALENTS

         Each of the Funds may invest in cash and cash equivalents. These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (e.g. certificates of deposit (interest-bearing time deposits) and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and bank obligations (e.g. certificates of deposit issued by savings banks or savings associations), (4) U.S. Government Securities that mature, or may be redeemed, in one year or less, (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less, and (6) short-term investment funds maintained by the Fund's custodian.

REPURCHASE AGREEMENTS

         Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers that either the Manager, Barclays or Capital Guardian Trust Company ("CGTC"), the sub-adviser to Small Cap Equities Fund and International Equities Fund, believe present minimum credit risks in accordance with guidelines approved by the Board of Trustees. The Manager, Barclays or CGTC will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, their prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors. Any of the Manager, Barclays or CGTC may cause a Fund to participate in pooled repurchase agreement transactions with other funds advised by them.

         A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral. None intend to invest more than 5% of its total assets in repurchase agreements.

PRIVATELY ISSUED SECURITIES

         A Fund may invest in privately issued securities, including those that may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the Manager, CGTC or Barclays to be "illiquid" are subject to the Trust's policy of not investing more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. The Manager, CGTC or Barclays will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         A Fund may purchase securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Manager, Barclays or CGTC deem it advisable for investment reasons.

         A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement, may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase net asset value fluctuation. None of the Funds has any present intention of investing more than 5% of its total assets in reverse repurchase agreements.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions, up to a maximum of 33% of the total value of each Fund's assets. This percentage may not be increased without approval of a majority of the outstanding voting securities of the respective Fund. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund making the loan will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

         The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the appropriate Fund. No Fund will have the right to vote securities on loan, but each would terminate a loan and regain the right to vote if the Board of Trustees deems it to be necessary in a particular instance.

         For tax purposes, the dividends, interest and other distributions which a Fund receives on loaned securities may be treated as other than qualified income for the 90% test. (See TAXES--GENERAL TAX INFORMATION.) Each Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Internal Revenue Code of 1986.

         The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund making the loan would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, each Fund will make loans of securities only to firms the Manager, CGTC or Barclays (under the supervision of the Board of Trustees) deems creditworthy.

DEFENSIVE INVESTMENTS

         Under ordinary circumstances, each Fund is substantially fully invested. However, except for the Money Market Fund and the Equity Index Funds, each Fund may also hold cash, cash equivalents, or money market instruments if the Manager or CGTC determine that a temporary defensive position is advisable. During those periods, a Fund's assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

INVESTMENT POLICIES AND RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change.

1. DIVERSIFICATION. No Fund will make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act. This restriction does not apply to any Fund classified as a non-diversified company under the 1940 Act.

2a. INDUSTRY CONCENTRATION - LARGE CAP EQUITIES FUND, SMALL CAP EQUITIES FUND, INTERNATIONAL EQUITIES FUND, EQUITY AND BOND FUND AND BOND FUND. The Large Cap Equities Fund, Small Cap Equities Fund, International Equities Fund, Equity and Bond Fund and Bond Fund will not invest more than 25% of their total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

2b. INDUSTRY CONCENTRATION -- MONEY MARKET FUND. The Money Market Fund will not invest more than 25% of its assets (taken at market value at the time of each investment), other than U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks, and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the securities of issuers primarily engaged in the same industry.

3. INTERESTS IN REAL ESTATE. No Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

4. UNDERWRITING. No Fund will underwrite securities of other issuers except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

5. BORROWING. No Fund will borrow money, except that: (a) a Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing, for temporary purposes; and (c) a Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

6. LENDING. No Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

7. COMMODITIES. No Fund will purchase or sell commodities or commodity contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodities contracts.

8. SENIOR SECURITIES. No Fund will issue senior securities to the extent such issuance would violate applicable law.

9a. INVESTMENTS - TAX-ADVANTAGED BOND FUND. The Tax-advantaged Bond Fund will (i) invest at least 80% of its assets in tax-exempt securities; or (ii) invest its assets so that at least 80% of the income will be tax-exempt.

9b. EQUITY INDEX FUNDS. Each of the Equity Index Funds may, notwithstanding any other fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of such Equity Index Fund.

9c. INVESTMENTS - EQUITY AND BOND FUND. The Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies, U.S. Government securities, or short-term paper.

         For the purposes of the restrictions relating to industry concentration, the restrictions noted above in Item 2 do not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Equity and Bond Fund and the Equity Index Funds, because of their investment objective and policies, will concentrate more than 25% of their total assets in the mutual fund industry.

NON-FUNDAMENTAL RESTRICTIONS

         The Trust also has adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board of Trustees without shareholder approval.

1. FINANCIAL FUTURES CONTRACTS. No Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

2. MARGIN PURCHASES. No Fund may purchase any securities on margin except in connection with investments of certain Funds in futures contracts or options on futures contracts.

3. PLEDGING ASSETS. No Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof, or
         (b) in connection with investments of certain Funds in futures contracts or options on futures contracts.

4a. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:

         (i) repurchase agreements not entitling the holder to payment of principal and interest within seven days, and

         (ii) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

4b. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS - MONEY MARKET FUND. In addition to the non-fundamental restriction in 4a above, the Money Market Fund will not invest in illiquid securities, including certain repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 10% of the value of its total assets would be invested in assets that are either illiquid or are not readily marketable.

5. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Fund may invest more than 5% of its total assets in the securities of any single investment company or more than 10% of its total assets in the securities of other investment companies in the aggregate, or hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions do not apply to the Equity and Bond Fund.

         Non-fundamental restriction #5 does not apply to the Equity Index Funds because each Equity Index Fund seeks to achieve its investment objective by investing substantially all of its assets in a Master Portfolio.

FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIOS

         Each Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

         No Master Portfolio may:

                  1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

                  2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets.

                  3. invest in commodities, except that a Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

                  4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

                  5. borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investment may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, a Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by such Master Portfolio.

                  6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Commission and MIP's Board of Trustees.

                  7. act as an underwriter of securities or other issuers, except to the extent that a Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

                  8. invest 25% of more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that, in the case of a Master Portfolio, there shall be no limitation with respect to investments in (i) obligations of the U.S. government, its agencies or instrumentalities; or (ii) in the case of the S&P 500 Index Master Portfolio, any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry (iii) in the case of International Index Master Portfolio any industry in which EAFE Free Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry; and (iv) in the case of the Small Cap Index Master Portfolio [ ].

                  9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) may be deemed to give rise to a senior security.

                  10. purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

NON-FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIOS

         The Master Portfolios are subject to the following non-fundamental operation policies which may be changed by the Board of Trustees of MIP without the approval of the holders of the Master Portfolio's outstanding securities. The Master Portfolios may:

                  1. invest in shares of other open-end management investment companies, subject to the limitations of
                           Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of such Master Portfolio's net assets in the aggregate. Other investment companies in which a Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

                  2. not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

                  3. lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

MORE ABOUT THE EQUITY INDEX FUNDS

MASTER/FEEDER STRUCTURE

         The Equity Index Funds seek to achieve their investment objective by investing all of their assets into Master Portfolios of MIP. The Equity Index Funds and other entities investing in Master Portfolios are each liable for all obligations of the Master Portfolio. However, the risk of the Equity Index Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither the Equity Index Funds nor their respective shareholders will be adversely affected by investing assets in the Master Portfolios. However, if a mutual fund or other investor withdraws its investment from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board believes may be available through investment in a Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

         An Equity Index Fund may withdraw its investment in the Master Portfolios only if the Trust's Board of Trustees determines that such action is in the best interests of the Equity Index Fund and its shareholders. Upon any such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to a Master Portfolio.

         The investment objective and other fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever an Equity Index Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Equity Index Fund will either (1) hold a meeting of its shareholders to consider such matters, and cast its votes in proportion to the votes received from its shareholders (shares for which the Equity Index Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Equity Index Fund shareholders); or (2) cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

         Certain policies of the Master Portfolios which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Equity Index Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Equity Index Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Equity Index Fund's portfolio in accordance with its objective. In the latter case, the Equity Index Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Equity Index Fund. The Equity Index Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Equity Index Fund or the Master Portfolio, to the extent possible.

INDUSTRY CONCENTRATIONS

         Each Master Portfolio will maintain at least 25% of the value of its total assets in securities of issuers in each industry if, and to the extent, its benchmark index has a concentration of more than 25% (except where the concentration of the index is the result of a single stock). No Master Portfolio will concentrate its investments otherwise. If the benchmark index for a Master Portfolio has a concentration of more than 25% because of a single stock (I.E., if one stock in the benchmark index accounts for more than 25% of the index and it is the only stock in the index in its industry), the Master Portfolio will invest less than 25% of its total assets in such stock and will reallocate the excess to stocks in other industries. Changes in a Master Portfolio's concentration (if any) and non-concentration would be made "passively" -- that is, any such changes would be made solely as a result of changes in the concentrations of the benchmark index's constituents.

SELECTION OF INVESTMENTS FOR THE MASTER PORTFOLIO

         The manner in which stocks are chosen for each of the Master Portfolio differs from the way securities are chosen in most other mutual funds. Unlike other mutual funds where the portfolio securities are chosen by an investment adviser based upon the adviser's research and evaluations, stocks are selected for inclusion in a Master Portfolio's portfolio to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety.

         As briefly discussed in the Prospectus, the S&P 500 Index Master Portfolio generally holds every stock in the S&P 500. However, each of the Small Cap Index Master Portfolio and International Index Master Portfolio generally do not hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Small Cap Index Master Portfolio attempts to hold a representative sample of the securities in its benchmark index, which are selected by Barclays utilizing quantitative analytical models in a technique known as "portfolio sampling." Under this technique, each stock is considered for inclusion in the Master Portfolio based on its contribution to certain capitalization, industry and fundamental investment characteristics. The International Index Master Portfolio holds securities selected by Barclays utilizing a quantitative model known as minimum variance optimization. Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the portfolio's predicted tracking error against the benchmark index. Barclays seeks to construct the portfolio of each of the Small Cap Index Master Portfolio and International Index Master Portfolio so that, in the aggregate, their capitalization, industry and fundamental investment characteristics perform like those of their benchmark index.

         Over time, the portfolio composition of each Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or, for the Small Cap Index Master Portfolio and the International Index Master Portfolio, with a view to bringing the performance and characteristics more in line with that of their benchmark index. Such rebalancings will require the Master Portfolios to incur transaction costs and other expenses. Each of the Small Cap Index Master Portfolio and International Index Master Portfolio reserve the right to invest in all of the securities in their benchmark index.

TRACKING ERROR

         Barclays uses the "expected tracking error" of a Master Portfolio as a way to measure the Master Portfolios' performance relative to the performance of its benchmark index. An expected tracking error of 5% means that there is a 68% probability that the net asset value of the Master Portfolio will be between 95% and 105% of the subject index level after one year, without rebalancing the portfolio composition. A tracking error of 0% would indicate perfect tracking, which would be achieved when the net asset value of the Master Portfolio increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the Master Portfolio, taxes, the need to comply with the diversification and other requirements of the Code and other requirements may adversely impact the tracking of the performance of a Master Portfolio to that of its benchmark index. In the event that tracking error exceeds 5%, the Board of Trustees of the Trust will consider what action might be appropriate to reduce the tracking error.

RELATIONSHIP WITH THE INDEX PROVIDERS

STANDARD & POOR'S

         The Index 500 Fund and the S&P 500 Index Master Portfolio seek to match the performance of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"). "Standard & Poor's," "S&P," "S&P 500" and "Standard and Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. Neither the Index 500 Fund nor the S&P 500 Index Master Portfolio is sponsored, endorsed sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P").

         S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund, the S&P 500 Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES

NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

RUSSELL 2000

         The Small Cap Index Fund and the Small Cap Index Master Portfolio seek to match the performance of the Russell 2000 Small Stock Index (the "Russell 2000"). The Russell 2000 tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index, representing about 10% in the aggregate of the capitalization of the Russell 3000 Index. The Russell 2000 and the Russell 3000 are trademarks/service marks, and "Russell" is a trademark, of Frank Russell Company. Neither the Small Cap Index Fund nor the Small Cap Index Master Portfolio is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise.

         Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000.

         Frank Russell Company's publication of the Russell 2000 in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL 2000 OR ANY DATA INCLUDED IN THE RUSSELL 2000. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL 2000 OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL 2000. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL 2000 OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

EAFE INDEX

         The International Index Fund and the International Index Master Portfolio seek to match the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free Index ("EAFE Free"). EAFE Free is the property of Morgan Stanley & Co. Incorporated

("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the Trust. Neither the International Index Master Portfolio nor the International Index Fund is sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund, the International Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the shares of the International Index Fund or International Index Master Portfolio particularly or the ability of EAFE Free to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Free, which is determined, composed and calculated by Morgan Stanley without regard to the International Index Fund. Morgan Stanley has no obligation to take the needs of the International Index Fund or International Index Master Portfolio or the owners of the International Index Fund into consideration in determining, composing or calculating the EAFE Free. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the International Index Fund to be issued or in the determination or calculation of the equation by which the International Index Fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE EAFE FREE OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, THE TRUST'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE EAFE FREE OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE EAFE FREE OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for the conduct of the Trust's affairs. It is possible that the interests of the Equity and Bond Fund could diverge from the interests of one or more of the underlying Funds in which it invests. If such interests were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to each Fund. The Trustees believe they have structured each Fund to avoid these concerns. However, conceivably, a situation could occur where proper action for the Equity and Bond Fund could be adverse to the interests of an underlying Fund, or the reverse could occur. If such a possibility arises, the Manager and the Trustees and officers of the Trust will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

         The Trustees and officers of the Trust, their ages at December 1, 2000, their principal occupations for the last five years and their affiliations, if any, with the Manager and State Farm VP Management Corp., the Trust's principal underwriter, are listed below. Unless otherwise noted, the address of each is One State Farm Plaza, Bloomington, Illinois 61710-0001.

NAME, AGE AND                 POSITION(S) HELD                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE
ADDRESS                       WITH THE FUNDS                   YEARS
-------                       --------------                   -----
Edward B. Rust, Jr.*,         Trustee and President            CHAIRMAN OF THE BOARD, PRESIDENT, CEO, AND DIRECTOR
Age 50                                                         - State Farm Mutual Automobile Insurance Company;
                                                               PRESIDENT, CEO, AND DIRECTOR - State Farm Life Insurance
                                                               Company, State Farm Life and Accident Assurance Company,
                                                               State Farm Annuity and Life Insurance Company, State Farm
                                                               General Insurance Company, State Farm Fire and Casualty
                                                               Company, State Farm Investment Management Corp.; TRUSTEE,
                                                               CHAIRMAN OF THE BOARD AND PRESIDENT (SINCE 1997) - State
                                                               Farm Variable Product Trust; CHAIRMAN OF THE BOARD AND
                                                               DIRECTOR (since 1999) - State Farm Federal Savings Bank;
                                                               PRESIDENT, CEO, AND DIRECTOR (SINCE 1997) - State Farm VP
                                                               Management Corp.; PRESIDENT - State Farm County Mutual
                                                               Insurance Company of Texas; DIRECTOR - State Farm Lloyds,
                                                               Inc., State Farm International Services, Inc.; CHAIRMAN OF
                                                               THE BOARD, PRESIDENT, AND TREASURER - State Farm Companies
                                                               Foundation; PRESIDENT AND DIRECTOR - State Farm Interim
                                                               Fund, Inc., State Farm Municipal Bond Fund, Inc., State
                                                               Farm Balanced Fund Inc., State Farm Growth Fund, Inc.


                                       32

NAME, AGE AND                 POSITION(S) HELD                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE
ADDRESS                       WITH THE FUNDS                   YEARS
-------                       --------------                   -----
Roger S. Joslin*,             Trustee, Senior Vice President   VICE CHAIRMAN, CHIEF FINANCIAL OFFICER, SENIOR
Age 64                        and Treasurer                    VICE PRESIDENT, TREASURER, AND DIRECTOR - State Farm Mutual
                                                               Automobile Insurance Company; DIRECTOR - State Farm Life
                                                               Insurance Company, State Farm Life and Accident Assurance
                                                               Company, State Farm Annuity and Life Insurance Company;
                                                               DIRECTOR, SENIOR VICE PRESIDENT, AND TREASURER - State Farm
                                                               General Insurance Company, State Farm Lloyds, Inc., State
                                                               Farm International Services, Inc.; SENIOR VICE PRESIDENT
                                                               AND TREASURER - State Farm Investment Management Corp.;
                                                               TRUSTEE, VICE PRESIDENT AND TREASURER (SINCE 1997) - State
                                                               Farm Variable Product Trust; DIRECTOR, SENIOR VICE
                                                               PRESIDENT, CHIEF FINANCIAL OFFICER AND TREASURER
                                                               (SINCE 1997) - State Farm VP Management Corp.; DIRECTOR,
                                                               VICE PRESIDENT AND TREASURER (since 1999) - State Farm
                                                               Federal Savings Bank; CHAIRMAN OF THE BOARD, TREASURER,
                                                               AND DIRECTOR - State Farm Fire and Casualty Company;
                                                               TREASURER - State Farm County Mutual Insurance Company of
                                                               Texas; ASSISTANT TREASURER - State Farm Companies
                                                               Foundation; SENIOR VICE PRESIDENT, TREASURER AND DIRECTOR -
                                                               State Farm Interim Fund, Inc., State Farm Municipal Bond
                                                               Fund, Inc., State Farm Balanced Fund, Inc., State Farm
                                                               Growth Fund, Inc.

Thomas M. Mengler,            Trustee                          DEAN, UNIVERSITY OF ILLINOIS COLLEGE OF LAW (SINCE 1993);
Age 47                                                         TRUSTEE - State Farm Variable Product Trust (since 1997);
Swanland Building                                              DIRECTOR - State Farm Interim Fund, Inc., State Farm
601 E. John St.                                                Municipal Bond Fund, Inc., State Farm Balanced Fund, Inc.,
Champaign, IL 61820                                            State Farm Growth Fund, Inc.

James A. Shirk,               Trustee                          DIRECTOR AND PRESIDENT - Beer Nuts, Inc.; TRUSTEE - State
Age 56                                                         Farm Variable Product Trust (since 1997); DIRECTOR - State
103 North Robinson                                             Farm Interim Fund, Inc., State Farm Municipal Bond Fund,
Bloomington, IL  61701                                         Inc., State Farm Balanced Fund, Inc., State Farm Growth
                                                               Fund, Inc.


                                       33

NAME, AGE AND                 POSITION(S) HELD                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE
ADDRESS                       WITH THE FUNDS                   YEARS
-------                       --------------                   -----
Kurt G. Moser, Age 55         Senior Vice President            SENIOR VICE PRESIDENT - INVESTMENTS (SINCE 1998) VICE
                                                               PRESIDENT - INVESTMENTS - State Farm Mutual Automobile
                                                               Insurance Company, State Farm County Mutual Insurance
                                                               Company of Texas, State Farm Lloyds, Inc.; SENIOR VICE
                                                               PRESIDENT - INVESTMENTS (SINCE 1998), VICE PRESIDENT -
                                                               INVESTMENTS, AND DIRECTOR - State Farm Life Insurance
                                                               Company, State Farm Life and Accident Assurance Company,
                                                               State Farm Annuity and Life Insurance Company, State Farm
                                                               Fire and Casualty Company, State Farm General Insurance
                                                               Company; SENIOR VICE PRESIDENT - INVESTMENTS (SINCE 1998),
                                                               INVESTMENT OFFICER - State Farm Indemnity Company; VICE
                                                               PRESIDENT - INVESTMENTS (since 1998) - State Farm Florida
                                                               Insurance Company; VICE PRESIDENT (SINCE 1997), VICE
                                                               PRESIDENT, AND DIRECTOR (PRIOR TO 1997) - State Farm
                                                               Investment Management Corp.; VICE PRESIDENT (SINCE
                                                               1997) - State Farm Variable Product Trust; DIRECTOR (SINCE
                                                               1997) - State Farm VP Management Corp.; VICE PRESIDENT -
                                                               INVESTMENTS - State Farm International Services, Inc.;
                                                               UNDERWRITER - State Farm Lloyds, Inc.; SENIOR VICE
                                                               PRESIDENT - State Farm Interim Fund, Inc., State Farm
                                                               Municipal Bond Fund, Inc., State Farm Balanced Fund,
                                                               Inc., State Farm Growth Fund, Inc.


                                       34

NAME, AGE AND                 POSITION(S) HELD                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE
ADDRESS                       WITH THE FUNDS                   YEARS
-------                       --------------                   -----
Paul N. Eckley,               Senior Vice President            SENIOR VICE PRESIDENT - INVESTMENTS AND ASSISTANT
Age 46                                                         SECRETARY-TREASURER (SINCE 1998), VICE PRESIDENT - COMMON
                                                               STOCKS - State Farm Mutual Automobile Insurance Company,
                                                               State Farm Fire and Casualty Company; SENIOR VICE PRESIDENT
                                                               - INVESTMENTS AND ASSISTANT SECRETARY-TREASURER
                                                               (SINCE 1998) - State Farm General Insurance Company, State
                                                               Farm Life Insurance Company, State Farm Life and Accident
                                                               Assurance Company, State Farm Annuity and Life Insurance
                                                               Company, State Farm Indemnity Company, State Farm County
                                                               Mutual Insurance Company of Texas, State Farm Lloyds, Inc.;
                                                               SENIOR VICE PRESIDENT (SINCE 1997), AND INVESTMENT OFFICER
                                                               (PRIOR TO 1997) - State Farm Investment Management Corp.;
                                                               VICE PRESIDENT (SINCE 1997) - State Farm Variable Product
                                                               Trust; SENIOR VICE PRESIDENT - State Farm Balanced Fund,
                                                               Inc., State Farm Growth Fund, Inc.

Donald E. Heltner,            Vice President                   VICE PRESIDENT (SINCE 1998) - State Farm Variable Product
Age 53                                                         Trust; State Farm Balanced Fund, Inc. and State Farm
                                                               Interim Fund, Inc., VICE PRESIDENT - FIXED INCOME AND
                                                               ASSISTANT SECRETARY-TREASURER (SINCE 1998), State Farm Life
                                                               Insurance Company, State Farm Life and Accident Assurance
                                                               Company, and State Farm Annuity and Life Insurance Company
                                                               (SINCE 1998); VICE PRESIDENT - FIXED INCOME, State Farm
                                                               Mutual Automobile Insurance Company, State Farm Fire and
                                                               Casualty Company, State Farm General Insurance Company,
                                                               State Farm Indemnity Company, and State Farm Lloyds, Inc.
                                                               (SINCE 1998); prior to 1998, VICE PRESIDENT, Century
                                                               Investment Management Co.


                                       35

NAME, AGE AND                 POSITION(S) HELD                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE
ADDRESS                       WITH THE FUNDS                   YEARS
-------                       --------------                   -----
Julian R. Bucher,             Vice President                   VICE PRESIDENT State Farm Municipal Bond Fund, Inc.; VICE
Age 58                                                         PRESIDENT - MUNICIPAL SECURITIES AND ASSISTANT
                                                               SECRETARY-TREASURER (SINCE 1997), State Farm Mutual
                                                               Automobile Insurance Company, State Farm Fire and Casualty
                                                               Company, State Farm Life Insurance Company, State Farm Life
                                                               and Accident Assurance Company, and State Farm General
                                                               Insurance Company; VICE PRESIDENT - MUNICIPAL SECURITIES
                                                               (SINCE 1997), State Farm Indemnity Company and State Farm
                                                               Lloyds, Inc. (SINCE 1997); prior to 1997, INVESTMENT
                                                               OFFICER, State Farm Investment Management Corp.

Duncan Funk                   Assistant Vice President         INVESTMENT OFFICER AND ASSISTANT SECRETARY - TREASURER
Age 39                                                         (SINCE 1997) - State Farm Life Insurance Company, State
                                                               Farm Life and Accident Assurance Company, and State Farm
                                                               Annuity and Life Insurance Company; INVESTMENT OFFICER
                                                               (SINCE 1997) - State Farm Mutual Automobile Insurance
                                                               Company, State Farm Fire and Casualty Company, State Farm
                                                               General Insurance Company, State Farm Indemnity Company, and
                                                               State Farm Lloyds, Inc.; PRIOR TO 1997, INVESTMENT ANALYST;
                                                               ASSISTANT VICE PRESIDENT - State Farm Variable Product Trust

David R. Grimes,              Assistant Vice President and     ASSISTANT VICE PRESIDENT OF ACCOUNTING - State Farm Mutual
Age 58                        Secretary                        Automobile Insurance Company; VICE PRESIDENT AND SECRETARY
                                                               - State Farm Investment Management Corp.; VICE PRESIDENT
                                                               AND SECRETARY (SINCE 1997) - State Farm Variable
                                                               Product Trust; VICE PRESIDENT AND SECRETARY (SINCE 1997)
                                                               - State Farm VP Management Corp.; VICE PRESIDENT AND
                                                               SECRETARY - State Farm Municipal Bond Fund, Inc., State
                                                               Farm Balanced Fund, Inc., State Farm Growth Fund, Inc.,
                                                               State Farm Interim Fund, Inc.


                                       36

NAME, AGE AND                 POSITION(S) HELD                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE
ADDRESS                       WITH THE FUNDS                   YEARS
-------                       --------------                   -----
Jerel S. Chevalier,           Assistant Secretary -            DIRECTOR OF MUTUAL FUNDS - State Farm Mutual Automobile
Age 62                        Treasurer                        Insurance ; ASSISTANT SECRETARY - TREASURER - State Farm
                                                               Investment Management Corp.; ASSISTANT SECRETARY-TREASURER
                                                               (SINCE 1997) - State Farm Variable Product Trust; ASSISTANT
                                                               SECRETARY - TREASURER - State Farm Interim Fund, Inc.,
                                                               State Farm Municipal Bond Fund, Inc., State Farm Balanced
                                                               Fund, Inc., State Farm Growth Fund, Inc.

Howard A. Thomas,             Assistant Secretary-Treasurer    DIRECTOR OF MUTUAL FUNDS (SINCE 1998) - State Farm Mutual
Age 52                                                         Automobile Insurance Company; MANAGER OF ACCOUNTING
                                                               BENEFITS (1988 - 1998) State Farm Mutual Automobile
                                                               Insurance Company; ASSISTANT SECRETARY - TREASURER (SINCE
                                                               1998) - State Farm Investment Management Corp., State Farm
                                                               Variable Product Trust; ASSISTANT SECRETARY - TREASURER -
                                                               State Farm Interim Fund, Inc., State Farm Municipal Bond
                                                               Fund, Inc., State Farm Balanced Fund, Inc., State Farm
                                                               Growth Fund, Inc.

Donald O. Jaynes,             Assistant Secretary              ASSOCIATE GENERAL COUNSEL - State Farm Mutual Automobile
Age 52                                                         Insurance Company; ASSISTANT SECRETARY (SINCE 1998) - State
                                                               Farm Investment Management Corp., State Farm Variable
                                                               Product Trust; ASSISTANT SECRETARY - State Farm Interim
                                                               Fund, Inc., State Farm Municipal Bond Fund, Inc., State
                                                               Farm Balanced Fund, Inc., State Farm Growth Fund, Inc.

Stephen L. Horton,            Assistant Secretary              COUNSEL - State Farm Mutual Automobile Insurance Company;
Age 43                                                         COUNSEL AND ASSISTANT SECRETARY (SINCE 1999) - State Farm
                                                               VP Management Corp; ASSISTANT SECRETARY (SINCE 2000) -
                                                               State Farm Interim Fund, Inc., Municipal Bond Fund, Inc.,
                                                               State Farm Balanced Fund, Inc., State Farm Growth Fund,
                                                               Inc., State Farm Variable Product Trust and State Farm
                                                               Investment Management Corp.


                                       37

NAME, AGE AND                 POSITION(S) HELD                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE
ADDRESS                       WITH THE FUNDS                   YEARS
-------                       --------------                   -----
David M. Moore,               Assistant Secretary              COUNSEL (SINCE 1997), ASSISTANT TAX COUNSEL
Age 38                                                         (1995-1997) - State Farm Mutual Automobile
                                                               Insurance Company; ASSISTANT SECRETARY
                                                               (SINCE 2000)- State Farm Investment Management
                                                               Corp., State Farm Interim Fund, Inc., Municipal
                                                               Bond Fund, Inc., State Farm Balanced Fund, Inc.,
                                                               State Farm Growth Fund, Inc., State Farm Variable
                                                               Product Trust

Michael L. Tipsord,           Assistant Secretary              VICE PRESIDENT AND ASSISTANT TREASURER (SINCE 1998),
Age 42                                                         EXECUTIVE ASSISTANT - OPERATIONS (SINCE 1997), ASSISTANT
                                                               CONTROLLER (1996-1997), DIRECTOR OF ACCOUNTING (1995-1996)
                                                               - State Farm Mutual Automobile Insurance Company; ASSISTANT
                                                               SECRETARY - State Farm Investment Management Corp.,
                                                               ASSISTANT SECRETARY (SINCE 1997) - State Farm Variable
                                                               Product Trust; TREASURER (SINCE 1996) - Insurance Placement
                                                               Services, Inc.; ASSISTANT SECRETARY - State Farm Municipal
                                                               Bond Fund, Inc., State Farm Balanced Fund, Inc., State Farm
                                                               Growth Fund, Inc., State Farm Interim Fund, Inc.


*Trustee who is an "interested person" of the Trust or of the Manager, as defined in the 1940 Act.

         Trustees or officers who are interested persons do not receive any compensation from any Fund for their services to the Fund. The Trustees who are not interested persons of any Fund will receive a meeting fee for each meeting of the Board of Trustees at a rate of $____ per meeting, per Fund. In addition, Trustees who are not interested persons of the Funds will be reimbursed for any out-of-pocket expenses incurred in connection with the affairs of the Trust.

         Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits.

                                         AGGREGATE                             TOTAL COMPENSATION
                                         COMPENSATION                          FROM THE TRUST AND OTHER STATE FARM
NAME                                     FROM THE TRUST (1)                    MUTUAL FUNDS
----                                     ------------------                    (1)(2)
                                                                               ------


                                       38

Edward B. Rust, Jr.                      None (3)                              None (3)

Roger S. Joslin                          None (3)                              None (3)

Thomas M. Mengler                        $                                     $

James A. Shirk                           $                                     $

-----------------                        $                                     $

-----------------                        $                                     $

-----------------                        $                                     $

(1)      For the fiscal year ended December 31, 2000.

(2) The "other State Farm Mutual Funds" are State Farm Growth Fund, Inc., State Farm Balanced Fund, Inc., State Farm Interim Fund, Inc., State Farm Municipal Bond Fund, Inc. and State Farm Variable Product Trust

(3)      Non-compensated interested trustee.

INVESTMENT ADVISORY AGREEMENTS

BETWEEN THE TRUST AND THE MANAGER

         The Manager is a wholly-owned subsidiary of State Farm Mutual Automobile Insurance Company ("Auto Company"). The duties and responsibilities of the Manager are specified in the Investment Advisory Agreement between the Trust and the Manager, the Administrative Services Agreement between the Trust and the Manager and the separate Service Agreement among the Trust, the Manager and Auto Company (collectively, the "Management Agreements"). The Management Agreements were approved for each Fund (other than the Equity Index Funds) by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to the Management Agreements or interested persons, as defined by the 1940 Act, of any such party) at a meeting held for that purpose on ______________ , 2000 and subsequently were approved by the sole shareholder of each Fund. The Management Agreements are not assignable and each may be terminated without penalty upon 60 days written notice at the option of the Trust, the Manager or Auto Company, as appropriate, or by a vote of shareholders. Each Management Agreement provides that it shall continue in effect for two years and can thereafter be continued for each applicable Fund from year to year so long as such continuance is specifically approved annually
(a) by the Board of Trustees of the Trust or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

         The Manager (under the supervision of the Board of Trustees) continuously furnishes an investment program for the Funds (other than the Small Cap Equities Fund, International Equities Fund and the Equity Index Funds), is responsible for managing the investments of such Funds and has responsibility for making decisions governing whether to buy, sell or hold any particular security. In carrying out its obligations to manage the investment and reinvestment of the assets of these Funds, the Manager performs research and obtains and evaluates pertinent economic, statistical and financial data relevant to the investment policies of these Funds.

         The Trust pays the Manager monthly compensation in the form of an investment advisory fee. The fee is based upon average daily net assets and is accrued daily and paid to the Manager quarterly at the following annual rates for each of the Funds:

              Large Cap Equities Fund            ___% of net assets
              Small Cap Equities Fund            ___% of net assets
              International Equities Fund        ___% of net assets
              Equity and Bond Fund               None
              Bond Fund                          ___% of net assets
              Tax-advantaged Bond Fund           ___% of net assets
              Money Market Fund                  ___% of net assets

         The Manager has agreed not to be paid an investment advisory fee for performing its services for the Equity and Bond Fund. However, the Manager will receive fees from managing the underlying Funds in which the Equity and Bond Fund invests. The Manager will reimburse each Fund, if and to the extent, the Fund's total annual operating expenses exceed the following percentages of the Fund's average net assets.

              Large Cap Equities Fund            _____%
              Small Cap Equities Fund            _____%
              International Equities Fund        _____%
              Equity and Bond Fund               _____%
              Bond Fund                          _____%
              Tax-advantaged Bond Fund           _____%
              Money Market Fund                  _____%

This reimbursement arrangement is expected to continue through
____________________.

         The Manager also receives an administration fee from the Funds for performing administrative services at the annual rate of __ of each Fund's daily average net assets.

         As described below, the Manager has engaged CGTC as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Equities Fund and International Equities Fund

         The Manager is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of the Manager connected with investment and economic research, trading and investment management of the Trust and the payment of any fees to interested Trustees of the Trust. The Manager provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other employment related costs of employing those persons. The Manager furnishes the Trust with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses incurred in the organization of the Trust or of new Funds of the Trust, including legal and accounting expenses and costs of the initial registration of securities of the Trust under federal and state securities laws, are also paid by the Manager.

         Pursuant to the Service Agreement, Auto Company provides the Manager with certain personnel, services and facilities to enable the Manager to perform its obligations to the Trust. The Manager reimburses Auto Company for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by Auto Company under the separate service agreement. Accordingly, the Trust makes no payment to Auto Company under the Service Agreement.

         The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by the Manager as described in the preceding paragraphs. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Trust, charges of the custodian and transfer agent, cost of auditing services, non-interested Trustees' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust.

         The Board of Trustees of the Trust determines the manner in which expenses are allocated among the Funds of the Trust.

         The Management Agreements also provide that the Manager shall not be liable to the Trust or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which the such Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Manager in the performance of its duties thereunder.

BETWEEN BARCLAYS AND THE MASTER PORTFOLIOS

         Barclay is investment adviser to the Master Portfolios. Barclays is an indirect subsidiary of Barclays Bank PLC. Pursuant to an Investment Advisory Contract ("Master Portfolio Advisory Contract") with the Master Portfolios, Barclays provides investment guidance and policy direction in connection with the management of the Master Portfolios' assets. Pursuant to the Master Portfolio Advisory Contract, Barclays furnishes to MIP's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolios. The Master

Portfolio Advisory Contract is required to be approved annually (i) by the holders of a majority of the Master Portfolios' outstanding voting securities or by the Master Portfolios' Boards of Trustees and (ii) by a majority of the Trustees of the Master Portfolios who are not parties to the Master Portfolio Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Master Portfolio Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         Barclays is entitled to receive monthly fees as compensation for its advisory services to each Master Portfolio as described below:

---------------------------------------------------------------------------------------------------------------------
                     FUND                                              ANNUAL MANAGEMENT FEE
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index Master Portfolio                  0.05% of average daily net assets
---------------------------------------------------------------------------------------------------------------------
Small Cap Index Master Portfolio                0.15% of average daily net assets of the first $1 billion, and
                                                0.10% of the average daily net assets thereafter
---------------------------------------------------------------------------------------------------------------------
International Index Master Portfolio            0.15% of average daily net assets of the first $1 billion, and
                                                0.10% of the average daily net assets thereafter
---------------------------------------------------------------------------------------------------------------------


The Master Portfolio Advisory Contract provides that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolios borne proportionately by its interestholders, such as the Equity Index Funds. In addition, Barclays also receives co-administration fees equal to 0.25% of the first $1 billion of average daily net assets of each of the Small Cap Index Master Portfolio and International Index Master Portfolio, and 0.17% of the average daily net assets thereafter. The co-administration fee is designed to compensate Barclays for custody costs and administration expenses.

         Barclays has agreed to provide to the Master Portfolios, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

BETWEEN THE MANAGER AND CGTC

         Pursuant to the separate sub-advisory agreement described below, the Manager has engaged CGTC as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Equities Fund and the International Equities Fund. CGTC manages the investments of the Small Cap Equities Fund and the International Equities Fund, determining which securities or other investments to buy and sell for each, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, CGTC follows the Manager's policy of seeking to obtain the most favorable price and efficient execution available.

         For its services, the Manager pays CGTC an investment sub-advisory fee equal to a percentage of the average daily net assets of each of Small Cap Equities Fund and International

Fund at the rates set forth below. The fee is accrued daily and paid to CGTC quarterly. The rates upon which the fee is based are as follows:

-------------------------------------------------------------------------------------------------
                                              ANNUAL MANAGEMENT FEE, BASED ON AVERAGE
                    FUND                                  DAILY NET ASSEST
-------------------------------------------------------------------------------------------------
Small Cap Equities Fund                       On the first $25 million        -     0.75%
                                              $25 million to $50 million      -     0.60%
                                              $150 million to $100 million    -     0.425%
                                              Over $100 million               -     0.375%
-------------------------------------------------------------------------------------------------
International Equities Fund                   On the first $25 million        -     0.75%
                                              $25 million to $50 million      -     0.60%
                                              $150 million to $100 million    -     0.425%
                                              Over $100 million               -     0.375%
-------------------------------------------------------------------------------------------------


         The sub-advisory agreement was approved for each of Small Cap Equities Fund and International Equities Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to such agreements or interested persons, as defined by the 1940 Act, of any such party) at a meeting held for that purpose on ____, 2000 and subsequently was approved by the sole shareholder of each of those Funds. The sub-advisory agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the Manager or CGTC, or by the Board of Trustees of the Trust or by a vote of a majority of the outstanding shares of the class of stock representing an interest in the appropriate Fund. The sub-advisory agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

SECURITIES ACTIVITIES OF THE MANAGER AND CGTC

         Securities held by the Trust may also be held by separate accounts or mutual funds for which the Manager or CGTC acts as an adviser, some of which may be affiliated with them. Because of different investment objectives, cash flows or other factors, a particular security may be bought by the Manager or CGTC for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Trustees, the Manager or CGTC may cause a Fund to buy or sell a security from another Fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Trustees quarterly.

         If purchases or sales of securities for a Fund or other client of the Manager or CGTC arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or CGTC during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Board of Trustees of the Trust, however, that the benefits available to the Trust outweigh any possible disadvantages that may arise from such concurrent transactions.

         On occasions when the Manager or CGTC (under the supervision of the Board of Trustees) deem the purchase or sale of a security to be in the best interests of the Trust as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or CGTC in the manner each considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

THE LARGE CAP EQUITIES FUND, EQUITY AND BOND FUND, BOND FUND, TAX-ADVANTAGED BOND FUND AND MONEY MARKET FUND.

         As described above, the Manager determines which securities to buy and sell for these Funds, selects brokers and dealers to effect the transactions, and negotiates commissions. Transactions in equity securities will usually be executed through brokers who will receive a commission paid by the Fund. Fixed income securities are generally traded with dealers acting as principals for their own accounts without a stated commission. The dealer's margin is reflected in the price of the security. Money market obligations may be traded directly with the issuer. Underwritten offerings of stock may be purchased at a fixed price including an amount of compensation to the underwriter. Upon commencement of operations, the Trust will disclose brokerage commissions paid.

         In placing orders for securities transactions, the Manager's policy is to attempt to obtain the most favorable price and efficient execution available. These entities, subject to the review of the Trust's Board of Trustees, may pay higher than the lowest possible commission to obtain better than average execution of transactions and/or valuable investment research information described below, if, in their opinion, improved execution and investment research information will benefit the performance of each of the Funds.

         When selecting broker-dealers to execute portfolio transactions, the Manger considers factors including the rate of commission or size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition and general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to the Manager. In some cases, the Manager may use such information to advise other investment accounts that it advises. Brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by the Manager in providing investment advisory services to the Fund. In addition, the Manager may select broker-dealers to execute portfolio transactions who are affiliated with the Fund or the Manager. However, all such directed brokerage will be subject to the Manager's policy to attempt to obtain the most favorable price and efficient execution possible.

EQUITY INDEX FUNDS

         Purchases and sales of equity securities on a securities exchange usually are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens Inc. ("Stephens") or Barclays Global Investors, N.A. ("BGI"). In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         Purchases of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions.

         Under the 1940 Act, persons affiliated with a Master Portfolio are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of portfolio securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. A Master Portfolio may purchase securities from underwriting syndicates of which Stephens is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by MIP's Board of Trustees.

         A Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by MIP's Board of Trustees, Barclays is responsible for the Master Portfolios' investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolios to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved.
Barclays generally seeks reasonably competitive spreads or commissions.

         In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Certain of the brokers or dealers with whom a Master Portfolio may transact business offer commission rebates to the Master Portfolio. Barclays considers such rebates in assessing the best overall terms available for any transaction. Barclays may cause a Master Portfolio to pay a broker/dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that Barclays determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of Barclays. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by Barclays and does not reduce the advisory fees payable by a Master Portfolio. MIP's Board of Trustees periodically will review the commissions paid by the Master Portfolios to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Master Portfolios. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which Barclays exercises investment discretion. Conversely, the Master Portfolios may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Master Portfolios in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

SMALL CAP EQUITIES FUND AND INTERNATIONAL EQUITIES FUND

         CGTC strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of CGTC, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to CGTC. The Funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

PORTFOLIO TURNOVER

Because of the Large Cap Equities Fund's, Small Cap Equities Fund's and International Equities Fund's flexibility of investment and emphasis on growth of capital, these Funds may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The Equity and Bond Fund's portfolio turnover is expected to be low. The Equity and Bond Fund will purchase or sell securities to: (i) accommodate purchases and sales of its shares; (ii) change the percentages of its assets invested in each of the underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of its assets among the underlying Funds within the percentage limits described in the Prospectus.

         Consistent with the Equity Index Funds' investment objectives, the Master Portfolios will attempt to minimize portfolio turnover. There are no fixed limitations regarding the portfolio turnover rate for the Bond Fund, and securities initially satisfying the objectives and policies of this Fund may be disposed of when they are no longer deemed suitable.

         In periods of relatively stable interest rate levels, Tax-advantaged Bond Fund does not expect its annual portfolio turnover rate to exceed 50% for issues with maturities longer than one year at the time of purchase. In years of sharp fluctuations in interest rates, however, the annual portfolio turnover rate may exceed 50%. Most of the sales in the Fund's portfolio will occur when the proportion of securities owned with longer term maturities is reduced in anticipation of a bond market decline (rise in interest rates), or increased in anticipation of a bond market rise (decline in interest rates). The rate of portfolio turnover will not be a limiting factor and, accordingly, will always be incidental to transactions undertaken with the view of achieving the Fund's investment objective.

         Since short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of a Fund's shares and by requirements, the satisfaction of which enable the Trust to receive certain favorable tax treatment.

DETERMINATION OF NET ASSET VALUE

         The Net Asset Value (NAV) for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

         ALL FUNDS EXCEPT MONEY MARKET FUND

         Equity securities (including common stocks, preferred stocks, convertible securities and warrants) and call options written on all portfolio securities, listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day, such securities are valued at the last sale price on the exchange on which it is traded.

         Debt securities traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued, or, lacking any sales, at the last reported bid price. Debt securities other than money market instruments traded in the over-the-counter market are valued at the last reported bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. If the market quotations described above are not available, debt securities, other than short-term debt securities, may be valued at a fair value as determined by one or more independent pricing services (each, a "Service"). The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. Each Service's procedures are reviewed by the officers of the Trust under the general supervision of the Boards of Trustees of the Trust and MIP.

         Money market instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the amortized cost method of valuation does not appear to fairly reflect the fair value of any security, a fair value will be determined in good faith by or under the direction of the Boards of Trustees of the Trust or MIP, as the case may be, as in the case of securities having a maturity of more than 60 days.

         Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotes are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. Forward currency contracts are valued at the current cost of offsetting the contract. Because foreign securities (other than American Depositary Receipts) are valued as of the close of trading on various exchanges and over-the-counter markets throughout the world, the net asset value of Funds investing in foreign securities generally includes values of foreign securities held by those Funds that were effectively determined several hours or more before the time NAV is calculated. In addition, foreign securities held by Funds may be traded actively in securities markets which are open for trading on days when the Funds do not calculate their net asset value. Accordingly, there may be occasions when a Fund holding foreign securities does not calculate its net asset value but when the value of such Fund's portfolio securities is affected by such trading activity.

         Exchange listed options that are written or purchased by a Fund are valued on the primary exchange on which they are traded. Over-the-counter options written or purchased by a Fund are valued based upon prices provided by market-makers in such securities. Exchange-traded financial futures contracts are valued at their settlement price established each day by the board of trade or exchange on which they are traded.

         Securities for which market quotations are not readily available, or for which the procedures described above do not produce a fair value, are valued at a fair value as determined in good faith in accordance with procedures approved by the Boards of Trustees of the Trust or MIP, as the case may be. The effect of this will be that NAV will not be based on the last quoted price on the security, but on a price with the Board of Trustees or its delegate believes reflects the current and true price of the security.

         MONEY MARKET FUND

         All of the assets of the Money Market Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board of Trustees of the Trust has determined this to be in the best interests of the Money Market Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

         The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objectives, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

         GENERAL

         Computation of NAV (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the

Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the funds not reasonably practicable.

PERFORMANCE INFORMATION

         The Trust may from time to time quote or otherwise use average annual total return information for the Funds in advertisements, shareholder reports or sales literature. Average annual total return values are computed pursuant to equations specified by the Commission.

         Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment in a Fund made at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The Trust also may from time to time quote or otherwise use year-by-year total return, cumulative total return and yield information for the Funds in advertisements, shareholder reports or sales literature. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in a Fund (assuming that all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

         Yield is computed by dividing net investment income earned during a recent 30 day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

         The Money Market Fund may also quote its current yield and effective yield. Current yield is an annualized yield based on the actual total return for a seven-day period. Effective yield is an annualized yield based on a daily compounding of the current yield.

         The Funds may also quote after tax total returns and tax efficiency. After-tax returns show the Funds' annualized after-tax total returns for the time period specified. After-tax returns with redemptions show the Funds' annualized after-tax total return for the time period specified plus the tax effects of selling your shares of the Funds at the end of the period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are ignored.

         Tax Efficiency is derived by dividing after-tax returns by pretax returns. The highest possible score would be 100%, which would apply to a Fund that had no taxable distributions. Because many interrelated factors affect tax efficiency, it is difficult to predict tax efficiency.

         Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax-effects and are not predictive of future tax effects.

         Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

         From time to time the Trust may publish an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper, Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise its performance relative to certain indices and benchmark investments, including (a) the Lipper, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index;
(h) the Russell 2000 Index-Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 4600 Index; (k) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (1) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds);
(m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index;
(o) Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE "Free"), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; and
(t) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Trust to calculate a Fund's performance figures.

         The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the views as to markets of the Manager, Barclays or CGTC, the rationale for a Fund's investments and discussions of the Fund's current asset allocation.

         From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

         Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and your shares may be worth more or less than their original cost upon redemption.

PURCHASE AND REDEMPTION OF FUND SHARES

         Purchases of Fund shares are discussed fully in the Prospectus under the heading "Shareholder Information - How to Buy Shares." Redemptions of Fund Shares are discussed fully in the Prospectus under the heading "Shareholder Information - How to Redeem Fund Shares."

         SPECIAL WAIVERS. Class A shares are purchased without a sales charge in the situations specified in the Prospectus. However, in certain specific situations, redemptions of such shares within 12 months of purchase are subject to a contingent deferred sales charge of 0.50% of the lesser of the value of the shares redeemed or the total cost of the shares.

         CUMULATIVE DISCOUNT. Each Fund offers to all qualifying investors a cumulative discount under which investors are permitted to purchase Class A shares of any Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of shares of any Fund. Acceptance of the purchase order is subject to confirmation of qualification. The cumulative discount may be amended or terminated at any time as to subsequent purchases.

         SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from shares deposited by the applicant under the SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $100 or more will be sent to the applicant, or any person designated by him, monthly or quarterly. SWPs without a surrender charge for Class B shares of a Fund are permitted only for redemptions limited to no more than 10% of the original value of the account per year.

         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and ultimately may exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

         The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

         SPECIAL REDEMPTIONS. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board of Trustees of the Trust. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90 day period for any one account.

         SUSPENSION OF REDEMPTIONS. A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the Commission may permit for the protection of investors.

DISTRIBUTION EXPENSES

         State Farm VP Management Corp. ("Management Corp.") serves as the principal underwriter for the Trust pursuant to an Underwriting Agreement initially approved by the Board of Trustees of the Trust. Management Corp. is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and will be sold by registered representatives of Management Corp. which receives sales charges and distribution plan fees from each Fund under the Underwriting Agreement.

         Management Corp. bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Trust bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Underwriting Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of a Fund. Management Corp. is not obligated to sell any specific amount of shares of any Fund.

         Management Corp.'s business and mailing address is One State Farm Plaza, Bloomington, Illinois 61710. Management Corp. was organized as a Delaware corporation on ____________ and is a wholly-owned subsidiary of Auto Company.

DISTRIBUTION PLANS

         State Farm Mutual Fund Trust has adopted separate distribution plans (the "Plans") for Class A and Class B shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges. The Trust has also entered into a Shareholder Services Agreement with Management Corp. for both Class A and Class B shares of each Fund.

CLASS A SHARES

         Pursuant to the Class A Plan, each Fund will pay Management Corp. 0.20% of the Fund's average daily net assets attributable to Class A shares for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis. The purpose of the fee is to compensate Management Corp. for its distribution services to the Funds. Management Corp. pays commissions to registered representatives as well as reimbursement of expenses of printing prospectuses and reports used for sales purposes, expenses with respect tot he preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

         The Funds also will compensate Management Corp. under the Shareholder Services Agreement for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund under the Shareholder Services Agreement are accrued on a fiscal year basis and will equal ___% of the Fund's average daily net assets attributable to Class A shares.

CLASS B SHARES

         Pursuant to the Class B Plan, each Fund will pay Management Corp. a fee of 0.60% of the average daily net assets attributable to Class B shares for distribution financing activities.

         The purpose of the fee is to compensate Management Corp. for its distribution services to the Funds. Management Corp. pays commissions to registered representatives as well as reimbursement of expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

         The Funds will compensate Management Corp. under the Shareholder Services Agreement for shareholder account services at the rate of ___% of the average daily net assets of the Fund attributable to Class B shares.

GENERAL

         In accordance with the terms of the Plans, Management Corp. will provide to each Fund, for review by the Board of Trustees, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. Each quarter, the Board of Trustees will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

         The Plans were adopted by a majority vote of the Board of Trustees, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the Board of Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Board of Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         The anticipated benefits to the Funds and their shareholders that may result from the Plans are as follows. First, the Plans allow more flexibility to the prospective shareholder in choosing how to pay sales loads, either through Class A or Class B shares. Second, they provide an attractive compensation package for the sales force to sell the Funds which is necessary to attract assets. Third, they provide an incentive for the sales force to provide a higher level of service and compensate them accordingly. This in turn should lead to improved retention and a higher amount of assets, which in turn will benefit all shareholders by lowering costs per share in the future.

OTHER SERVICE PROVIDERS

CUSTODIANS

         Chase Manhattan Trust Company of Illinois, c/o Chase Manhattan Bank, North American Insurance Securities Services, 3 Chase MetroTech Center, 6th Floor, Brooklyn, New York 11245 ("Chase Manhattan"), acts as custodian of the assets of each Fund, except the Equity Index Funds and the International Equities Fund. Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 ("IBT"), is the Trust's custodian for the Equity Index Funds and the International Equities Fund.

         Chase Manhattan and IBT (the "custodians") may hold securities of the Funds in amounts sufficient to cover put and call options written on futures contracts in a segregated account by transferring (upon the Trust's instructions) assets from a Fund's general (regular) custody account. The custodians also will hold certain assets of certain of the Funds or Master Portfolios constituting margin deposits with respect to financial futures contracts at the disposal of FCMs through which such transactions are effected. The Manager performs fund accounting services, including the valuation of portfolio securities and the calculation of net asset value, for each Fund other than the International Equities Fund and the International Index Fund. IBT performs fund accounting services for these Funds.

TRANSFER AGENT

         The Transfer Agent Agreements between the Trust and the Manager appoints the Manager as the Funds' transfer agent and dividend disbursing agent. Under the terms of the agreement, the Manager: (1) maintains all shareowner account records; (2) prepares and mails transaction confirmations, annual records of investments and tax information statements; (3) effects transfers of Fund shares; (4) arranges for the issuance and cancellation of stock certificates; (5) prepares annual shareowner meeting lists; (6) prepares, mails and tabulates proxies; (7) mails shareowner reports; and (8) disburses dividend and capital gains distributions. These services are performed by the Manager at a fee determined by the Board of Trustees to be reasonable in relation to the services provided and no less favorable to the Funds than would have been available from a third party.

         IBT acts as transfer agent and dividend disbursing agent for the Master Portfolios.

INDEPENDENT AUDITORS

         The Funds' independent auditors are Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The firm audits each Fund's annual financial statements, reviews certain regulatory reports and each Fund's federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

TAXES

GENERAL TAX INFORMATION

         The Trust intends for each Fund to qualify as a regulated investment company under the Subchapter M of Chapter 1 of the Internal Revenue Code, as amended (the "Code"). If a Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which the Funds intend to do), then under the provisions of Subchapter M, that Fund should have little or no income taxable to it under the Code.

         Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities of foreign currencies; and (2) at the close of each quarter of the Trust taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities and other securities, such that no more than 5% of the value of the Fund consists of such other securities of any one issuer and the Fund must not hold more than 10% of the outstanding voting stock of any such issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

         In order to maintain the qualification of a Fund's status as a regulated investment company, the Trust may, in its business judgment, restrict a Fund's ability to invest in certain financial instruments. For the same reason, the Trust may, in its business judgment, require a Fund to maintain or dispose of an investment in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

         Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. The Funds intend under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. For the International Equities Fund and International Index Fund, if more than 50% of the Fund's assets at year-end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not receive a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. The Funds, other than the International Equities Fund and the International Index Fund, anticipate that they generally will not qualify to pass such foreign taxes and any associated tax deductions or credits through to their shareholders, who therefore generally will not report such amounts on their tax returns.

         For Federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and would not be distributed as such to shareholders.

         Investment in debt obligations that are at risk or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.

         Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options, and forward transactions.

         Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

         Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Fund's prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption of shares of a Fund (including by exercise of the exchange privilege), a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon that shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends of capital gain distributions automatically.

In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund. The Funds do not generally accept investments by non-U.S. investors.

         TAX-ADVANTAGED BOND FUND. The Tax-advantaged Bond Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated by shareholders as interest excludable from their gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets.

         The Fund uses the "average annual" method to determine the designated percentage of dividends that qualifies as tax-exempt income. This designation is made annually in January. The percentage of a particular dividend that is designated as tax-exempt income may be substantially different from the percentage of the Fund's income that was tax-exempt during the period from which the distribution was made.

         Exempt-interest dividends are exempt from regular federal income tax, but they may affect the tax liabilities of taxpayers who are subject to the AMT. Exempt-interest dividends are also includible in the modified income of shareholders who receive Social Security benefits for purposes of determining the extent to which such benefits may be taxable.

         Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Tax-advantaged Bond Fund is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

         In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

         If a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares.

         STATE AND LOCAL. Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

CODES OF ETHICS

         The Manager intends that: all of its activities function exclusively for the benefit of the owners or beneficiaries of the assets it manages; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with the Manager and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Board of Trustees of the Trust has adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust's officers and Trustees and the employees of the Manager. Barclays and CGTC have adopted similar Codes of Ethics relating to their employees, and the Board of Trustees of the Trust has adopted Barclays and CGTC's Code of Ethics insofar as it relates to their respective employees' activities in connection with the Trust. The Board of Trustees believes that the provisions of its Code of Ethics and Barclays' and CGTC's Code of Ethics are reasonably designed to prevent subscribers from engaging in conduct that violates these principles.

SHARES

         The Trust was organized as a business trust pursuant to the laws of the State of Delaware on June 8, 2000. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Trust's Funds. There are currently ten series of shares.

         Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

         Auto Company provided the initial capital for the Trust by purchasing $___ of shares in the ____, respectively. Such shares were acquired for investment.

         As of the date of this Statement of Additional Information, Auto Company owned 100% of each Fund's outstanding shares.

         The Master Portfolios are series of MIP, an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. MIP currently consists of twelve series, including the Master Portfolios.

VOTING RIGHTS

         Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

         Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

         In a situation where an Equity Index Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of a Master Portfolio, such Equity Index Fund will vote such shares in the same proportion as the shares of which the Equity Index Fund does receive voting instructions.

FINANCIAL STATEMENTS

         [To be filed by amendment.]

                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Manager and CGTC believe that the quality of debt securities in which a Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

                               RATINGS BY MOODY'S

         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

         C--Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

MUNICIPAL NOTES:

         MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less established.

COMMERCIAL PAPER:

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                      Prime-1       Highest Quality
                      Prime 2       Higher Quality
                      Prime-3       High Quality

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

                                   S&P RATINGS

         AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

         BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C- -The rating C is reserved for income bonds on which no interest is being paid.

         In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

         Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

         SP-1. Notes rated SP-1 have very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated SP-1+.

         SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

         Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         - Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

COMMERCIAL PAPER:

         A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

         A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

                          STATE FARM MUTUAL FUND TRUST
                      PART C OF THE REGISTRATION STATEMENT

ITEM 23.   EXHIBITS

           (a)      Declaration of Trust

           (b)      Bylaws

           (c)      N/A

           (d)(1) Investment Advisory and Management Services Contract between Registrant and State Farm Management Investment Corp.*

           (d)(2) Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp., and Capital Guardian Trust Company*

           (e)(1) Underwriting Agreement between Registrant and State Farm VP Management Corp.*

           (e)(2)   Shareholders Services Agreement*

           (f)      N/A

           (g)(1) Custodial Agreement between Registrant and The Chase Manhattan Bank*

           (g)(2) Custodial Agreement between Registrant and Investors Bank and Trust Company*

           (g)(3) Delegation Agreement between Investors Bank & Trust Company and Registrant*

           (h)(1) Service Agreement among Registrant, State Farm Investment Management Corp., and State Farm Mutual Automobile Insurance Company*

           (h)(2)   Transfer Agent Agreement (excluding Equity Index Funds)*

           (h)(3) Administration Services Agreement between Registrant and State Farm Investment Management Corp.*

           (i)(1)   Consent of Bell, Boyd & Lloyd LLC*

           (i)(2)   Consent of Sutherland, Asbill & Brennan, L.L.P.*

           (j)      Consent of Ernst & Young LLP*

           (k)      N/A

           (l)      N/A

           (m)(1) State Farm Mutual Fund Trust Distribution Plan for Class A shares*

           (m)(2) State Farm Mutual Fund Trust Distribution Plan for Class B shares*

           (n) State Farm Mutual Fund Trust Multiple Class Plan Pursuant to Rule 18f-3*

           (o)(1) Code of Ethics of State Farm Growth Fund, Inc., State Farm Interim Fund, Inc., State Farm Balanced Fund, Inc., State Farm Municipal Bond Fund, Inc., State Farm Investment Management Corp., State Farm Variable Product Trust and State Farm Mutual Fund Trust*

           (o)(2)   Code of Ethics of Capital Guardian Trust Company*

           (o)(3)   Code of Ethics of Master Investment Portfolio*


-----------

*     To be filed by amendment.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item.

ITEM 25. INDEMNIFICATION

      As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated June 8, 2000 (the Declaration of Trust). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

      To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

      The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      The information in the statement of additional information under the caption "Trustees and Officers and Investment Advisory Agreements" is incorporated herein by reference. Other than its status as investment adviser and principal underwriter to other State Farm mutual funds (see item 27 below), neither State Farm Investment Management Corp., nor any of its directors or officers, has at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature either for their own account or in the capacity of director, officer, employee, partner or trustee.

      Directors and Officers of State Farm Investment Management Corp.:

      Edward B. Rust, Jr., Director and President*

      Roger S. Joslin, Director, Senior Vice President and Treasurer*

      John J. Killian, Director, Financial Vice President - State Farm Mutual Automobile Insurance Company, State Farm Fire and Casualty Company, State Farm General

      Insurance Company and State Farm Indemnity Company; Underwriter - State Farm Lloyds; Controller - State Farm Lloyds, Inc.; Vice President and Controller - State Farm County Mutual Insurance Company of Texas; Vice President and Treasurer - State Farm Florida Insurance Company; Secretary and Assistant Treasurer - State Farm International Services, Inc.; Assistant Treasuer - State Farm Companies Foundation.

      Kurt G. Moser, Director and Senior Vice President*

      Vincent J. Trosino, Director, Vice Chairman of the Board, President and Chief Operating Officer - State Farm Mutual Automobile Insurance Company; Director and Vice Chairman of the Board - State Farm Fire and Casualty Company and State Farm Life Insurance Company; Director, Assistant Secretary, Treasurer - State Farm General Insurance Company; Director - State Farm Lloyds, Inc., State Farm International Services, Inc., State Farm Annuity and Life Insurance Company, and State Farm Life and Accident Assurance Company; Assistant Secretary - State Farm Companies Foundation.

      Paul N. Eckley, Senior Vice President*

      Susan D. Waring, Vice President

      David R. Grimes, Vice President and Secretary  *

      Michael L. Tipsord, Assistant Secretary  *

      Jerel S. Chevalier, Assistant Secretary-Treasurer  *

      Howard Thomas, Assistant Secretary - Treasurer  *

      Donald O. Jaynes, Assistant Secretary  *

      Stephen L. Horton, Assistant Secretary  *

      David M. Moore, Assistant Secretary  *

      * See the information contained in the statement of additional information under the caption "Trustees and Officers," incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

State Farm VP Management Corp. serves as the principal underwriter to the Registrant. The following table contains information concerning each director and officer of State Farm VP Management Corp. (unless otherwise indicated, the principal business address for each person shown is One State Farm Plaza, Bloomington, IL 61710-0001):

Name and Principal            Positions and Offices                        Positions and Offices
Business Address              with Underwriter                             with Registrant
----------------------------------------------------------------------------------------------------------------
Edward B. Rust Jr.            Director and President                       Trustee and President
Roger S. Joslin               Director, Senior Vice President and          Trustee, Senior Vice President and
                              Treasurer                                    Treasurer
Charles R. Wright             Director and Senior Vice President           None
Roger B. Tompkins             Director and Senior Vice President           None
Susan D. Waring               Vice President                               None
Kurt G. Moser                 Director and Senior Vice President           Senior Vice President
Paul N. Eckley                Senior Vice President                        Senior Vice President
David R. Grimes               Vice President and Secretary                 Vice President and Secretary
Michael L. Tipsord            Assistant Secretary                          Assistant Secretary
Jerel S. Chevalier            Assistant Secretary-Treasurer                Assistant Secretary-Treasurer
Max E. McPeek                 Vice President                               None
Ralph O. Bolt                 Vice President                               None
Terry L. Huff                 Vice President                               None
Stephen L. Horton             Counsel and Assistant Secretary              Assistant Secretary

                         Net
    Name of         Underwriting         Compensation on
   Principal        Discounts and        Redemption and          Brokerage           Other
  Underwriter        Commissions           Repurchase           Commissions       Compensation
--------------------------------------------------------------------------------------------------
State Farm VP            N/A                   N/A                  N/A               N/A
Management
Corp.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

     (a)     Registrant
     (b)     State Farm Investment Management Corp.
             One State Farm Plaza
             Bloomington, Illinois  61710-0001

     (c)     Barclays Global Investors
             45 Fremont Street
             San Francisco, California  94105

     (d)     Investors Bank and Trust Company
             200 Clarendon Street
             Boston, Massachusetts  02116

     (e)     Capital Guardian Trust Company
             333 South Hope Street
             Los Angeles, California  90071


ITEM 29.     MANAGEMENT SERVICES

All the management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30.     UNDERTAKINGS

      The Registrant hereby undertakes to furnish, upon request and without charge, to each person to whom a prospectus for any Fund (other than the Money Market Fund) is delivered a copy of the Registrant's latest annual report to shareholders.

      The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, has duly caused this registration statement to be saved on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and state of Illinois on the 20th day of July 2000.

                                         STATE FARM MUTUAL FUND TRUST



                                         By:  /s/ David R. Grimes
                                              ----------------------------------
                                              David R. Grimes
                                              Sole Trustee

      Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                     Title                        Date
      ---------                     -----                        ----

/s/ David R. Grimes             Sole Trustee                 July 20, 2000
---------------------
David R. Grimes
---------------

                                  EXHIBIT INDEX

           N-1A ITEM 23 EXHIBIT LETTER                    DESCRIPTION


         (a)                               Declaration of Trust
         (b)                               Bylaws